UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Finance-Commercial: 0.6%
8,689	Horizon Technology Finance Corp.	$121,559
Investment Companies: 79.2%
158,979	Apollo Investment Corp.	1,292,499
189,610	Ares Capital Corp.	3,373,162
78,172	BlackRock Kelso Capital Corp.	790,319
95,801	Fifth Street Finance Corp.	1,038,483
22,155	Gladstone Capital Corp.	190,976
37,327	Golub Capital BDC, Inc.	678,605
27,535	KCAP Financial, Inc.	288,292
32,014	Main Street Capital Corp.	977,387
75,127	MCG Capital Corp.	412,447
23,029	Medallion Financial Corp.	347,508
24,529	MVC Capital, Inc.	312,009
41,393	New Mountain Finance Corp.	600,199
22,176	NGP Capital Resources Co.	145,918
70,105	PennantPark Investment Corp.	816,723
151,419	Prospect Capital Corp.	1,658,038
38,312	Solar Capital Ltd.	844,013
9,961	Solar Senior Capital Ltd.	188,661
26,713	TCP Capital Corp.	424,470
24,154	THL Credit, Inc.	376,319
55,431	TICC Capital Corp.	556,527
29,078	Triangle Capital Corp.	844,425
		16,156,980
Private Equity: 15.4%
214,407	American Capital Ltd. *	2,928,800
27,931	Gladstone Investment Corp.	200,545
		3,129,345
Venture Capital: 4.9%
32,827	Harris & Harris Group, Inc. *	102,420
64,939	Hercules Technology Growth Capital, Inc.	905,250
		1,007,670
Total Common Stocks (Cost: $20,156,864)		20,415,554
Liabilities in excess of other assets: (0.1)%		(20,811)
NET ASSETS: 100.0%		$20,394,743

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Finance - Commercial	0.6%	$121,559
Investment Companies	79.2	16,156,980
Private Equity	15.3	3,129,345
Venture Capital	4.9	1,007,670
	100.0%	$20,415,554

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$20,415,554	$—	$—	$20,415,554

*	See Schedule of Investments for security type and geographic sector breakouts.

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 93.3%
Argentina: 0.4%
		Pan American Energy LLC/Argentine Branch
USD	200,000	7.88%, 05/07/21 Reg S	$200,000
	700,000	7.88%, 05/07/21 144A	700,000
			900,000
Austria: 1.2%
	500,000	OAS Investments GmbH
		8.25%, 10/19/16 (c) Reg S	492,500
		OGX Austria GmbH
	650,000	8.50%, 06/01/15 (c) Reg S	136,500
	450,000	8.50%, 06/01/15 (c) 144A	94,500
	1,750,000	Sappi Papier Holding GmbH
		8.38%, 06/15/15 (c) 144A	1,857,187
			2,580,687
Azerbaijan: 0.7%
	600,000	Azerbaijan State Oil Company
		4.75%, 03/13/23 Reg S	558,178
	900,000	State Oil Co. of the Azerbaijan Republic
		5.45%, 02/09/17 Reg S	947,250
			1,505,428
Barbados: 0.5%
		Columbus International, Inc.
	425,000	11.50%, 11/20/14 Reg S	461,125
	700,000	11.50%, 11/20/14 144A	759,500
			1,220,625
Bermuda: 4.4%
	300,000	Alliance Oil Co. Ltd.
		9.88%, 03/11/15 Reg S	323,250
	1,000,000	BW Group Ltd.
		6.63%, 06/28/17 Reg S	1,021,250
		China Oriental Group Co. Ltd.
	650,000	8.00%, 08/18/15 Reg S	632,938
	250,000	8.00%, 08/18/15 (c) 144A	243,438
		Digicel Group Ltd.
	1,500,000	8.25%, 09/30/16 (c) 144A	1,620,000
	2,450,000	10.50%, 04/15/14 (c) Reg S	2,670,500
		Digicel Ltd.
	1,400,000	6.00%, 04/15/16 (c) 144A	1,375,500
	100,000	8.25%, 09/01/14 (c) 144A	104,750
	300,000	GeoPark Latin America Ltd., Agencia en Chile
		7.50%, 02/11/17 (c) Reg S	308,250
		Hopson Development Holdings Ltd.
	800,000	9.88%, 01/16/16 (c) † Reg S	728,080
	420,000	11.75%, 01/21/14 (c) Reg S	433,471
	400,000	Pacnet Ltd.
		9.25%, 11/09/13 (c) 144A	406,500
			9,867,927
Brazil: 2.9%
	850,000	Banco BMG S.A.
		9.95%, 11/05/19 144A	791,605
	2,250,000	Banco do Brasil S.A.
		9.25%, 04/15/23 (c) Reg S	2,446,875
	1,950,000	Centrais Eletricas Brasileiras S.A.
		6.88%, 07/30/19 144A	2,086,500
	1,050,000	Hypermarcas S.A.
		6.50%, 04/20/16 (c) 144A	1,061,812
			6,386,792
British Virgin Islands: 2.9%
	1,650,000	Franshion Development Ltd.
		6.75%, 04/15/21 144A	1,703,625
	1,600,000	Gold Fields Orogen Holding BVI Ltd.
		4.88%, 10/07/20 144A	1,320,858
	400,000	RKI Finance 2010 Ltd.
		9.50%, 09/21/13 (c)	421,304
	450,000	Road King 2012 Ltd.
		9.88%, 09/18/15 (c) † Reg S	488,250
	850,000	Sparkle Assets Ltd.
		6.88%, 01/30/17 (c) Reg S	789,141
	1,050,000	Star Energy Geothermal Wayang Windu Ltd.
		6.13%, 03/28/17 (c) 144A	1,018,500
	750,000	Studio City Finance Ltd.
		8.50%, 12/01/15 (c) 144A	798,750
			6,540,428
Canada: 1.0%
		Pacific Rubiales Energy Corp.
	1,400,000	5.13%, 03/28/18 (c) 144A	1,327,200
	800,000	7.25%, 12/12/16 (c) 144A	864,000
			2,191,200
Cayman Islands: 15.4%
	2,200,000	Agile Property Holdings Ltd.
		8.88%, 04/28/14 (c) † Reg S	2,329,360
	400,000	China SCE Property Holdings Ltd.
		11.50%, 11/14/15 (c) † Reg S	423,747
		China Shanshui Cement Group Ltd.
	850,000	10.50%, 04/27/15 (c) † Reg S	888,250
	200,000	10.50%, 04/27/15 (c) 144A	209,000
	3,300,000	Country Garden Holdings Co. Ltd.
		11.13%, 02/23/15 (c) † Reg S	3,696,000
		Dar Al-Arkan International Sukuk Co. II
	100,000	10.75%, 02/18/15 Reg S	106,750
	100,000	10.75%, 02/18/15 144A	106,750
	250,000	Dar Al-Arkan Sukuk Co. Ltd.
		5.75%, 05/24/18 Reg S	243,438
	1,250,000	Emaar Sukuk Ltd.
		6.40%, 07/18/19 Reg S	1,340,625
	1,875,000	Evergrande Real Estate Group Ltd.
		13.00%, 01/27/15 † Reg S	1,996,875
		Fibria Overseas Finance Ltd.
	650,000	6.75%, 03/03/16 (c) Reg S	715,000
	550,000	7.50%, 05/04/15 (c) 144A	605,000
	300,000	Fufeng Group Ltd.
		7.63%, 04/13/14 (c) † Reg S	296,250
	600,000	Global A&T Electronics Ltd.
		10.00%, 02/01/16 (c) 144A	628,500
	200,000	Glorious Property Holdings Ltd.
		13.25%, 03/04/16 (c) Reg S	182,745
	1,050,000	Industrial Senior Trust
		5.50%, 11/01/22 144A	1,002,750
	1,600,000	Jafz Sukuk Ltd.
		7.00%, 06/19/19 Reg S	1,780,000
	1,150,000	JBS Finance II Ltd.
		8.25%, 01/29/15 (c) 144A	1,221,875
	2,000,000	Kaisa Group Holdings Ltd.
		10.25%, 01/08/17 (c) Reg S	1,915,486
	1,600,000	KWG Property Holding Ltd.
		12.75%, 03/30/14 (c) Reg S	1,764,597
		Longfor Properties Co. Ltd.
	350,000	6.75%, 01/29/18 (c) Reg S	332,116
	1,400,000	9.50%, 04/07/14 (c) † Reg S	1,514,625
	650,000	9.50%, 04/07/14 (c) 144A	703,219
	1,750,000	Marfrig Overseas Ltd.
		9.50%, 05/04/15 (c) 144A	1,750,000
	300,000	MBPS Finance Co.
		11.25%, 11/15/13 (c) † Reg S	277,500
	1,750,000	MCE Finance Ltd.
		5.00%, 02/15/16 (c) Reg S	1,675,625
	750,000	MIE Holdings Corp.
		9.75%, 05/12/14 (c) Reg S	778,125
	200,000	Mongolian Mining Corp.
		8.88%, 03/29/15 (c) † Reg S	124,000
	1,000,000	Nile Finance Ltd.
		5.25%, 08/05/15 † Reg S	930,000
	400,000	Shelf Drilling Holdings Ltd.
		8.63%, 05/01/15 (c) † 144A	428,000
		Shimao Property Holdings Ltd.
	1,775,000	6.63%, 01/14/17 (c) † Reg S	1,670,861
	200,000	9.65%, 08/03/14 (c) Reg S	218,906
		SOHO China Ltd.
	800,000	5.75%, 11/07/15 (c) † Reg S	797,116
	400,000	7.13%, 11/07/17 (c) Reg S	371,915
	400,000	Sunac China Holdings Ltd.
		12.50%, 10/16/15 (c) Reg S	442,481
	1,000,000	TAM Capital 3, Inc.
		8.38%, 06/03/16 (c) 144A	1,030,000
			34,497,487
Chile: 0.6%
	1,000,000	Automotores Gildemeister S.A.
		8.25%, 05/24/16 (c) 144A	810,000
	250,000	CorpGroup Banking S.A.
		6.75%, 03/15/18 (c) 144A	223,750
	436,206	Inversiones Alsacia S.A.
		8.00%, 02/18/15 (c) Reg S	362,051
			1,395,801
China / Hong Kong: 2.2%
	200,000	Bank of East Asia Ltd.
		8.50%, 11/05/19 (c)	221,738
	1,050,000	China Resources Power East Foundation Co. Ltd.
		7.25%, 05/09/16 (c)	1,070,751
		CITIC Pacific Ltd.
	1,400,000	6.80%, 01/17/23 Reg S	1,287,143
	2,100,000	6.88%, 01/21/18 † Reg S	2,141,630
	250,000	Zoomlion H.K. SPV Co. Ltd.
		6.13%, 12/20/22 Reg S	216,875
			4,938,137
Colombia: 2.8%
	1,400,000	Banco Davivienda S.A.
		5.88%, 07/09/22 144A	1,382,500
	2,200,000	Bancolombia S.A.
		6.13%, 07/26/20	2,244,000
	1,800,000	Colombia Telecomunicaciones S.A. E.S.P.
		5.38%, 09/27/17 (c) 144A	1,696,500
	850,000	Transportadora de Gas Internacional S.A. E.S.P.
		5.70%, 03/20/17 (c) Reg S	898,875
			6,221,875
Costa Rica: 0.7%
	1,400,000	Instituto Costarricense de Electricidad
		6.95%, 11/10/21 144A	1,494,500
Dominican Republic: 0.5%
	1,200,000	Aeropuertos Dominicanos Siglo XXI S.A.
		9.25%, 11/13/15 (c) Reg S	1,233,000
Georgia: 0.4%
	800,000	Georgian Railway JSC
		7.75%, 07/11/22 144A	878,000
India: 0.8%
		ICICI Bank Ltd.
	1,100,000	6.38%, 04/30/17 (c) Reg S	1,080,750
	700,000	6.38%, 04/30/17 (c) 144A	687,750
			1,768,500
Indonesia: 2.0%
		Gajah Tunggal Tbk PT
	500,000	7.75%, 02/06/16 (c) † Reg S	505,000
	250,000	7.75%, 02/06/16 (c) 144A	252,500
	2,500,000	Perusahaan Listrik Negara PT
		5.50%, 11/22/21 Reg S	2,487,500
	1,275,000	PT Adaro Indonesia
		7.63%, 10/22/14 (c) 144A	1,326,000
			4,571,000
Ireland: 6.3%
	3,100,000	Alfa Bank OJSC
		7.88%, 09/25/17 Reg S	3,420,075
	400,000	Bank of Moscow
		6.70%, 03/11/15 Reg S	422,840
		Credit Bank of Moscow
	300,000	7.70%, 02/01/18 Reg S	312,060
	300,000	8.70%, 11/13/18 (c) Reg S	293,250
		EuroChem Mineral & Chemical Co. OJSC
	200,000	5.13%, 12/12/17 Reg S	199,000
	400,000	5.13%, 12/12/17 144A	398,000
	850,000	Gazprombank OJSC
		7.25%, 05/03/19 † Reg S	906,312
	500,000	Metalloinvest Finance Ltd.
		5.63%, 04/17/20 144A	470,000
	1,550,000	MTS International Funding Ltd.
		8.63%, 06/22/20 144A	1,836,750
		Nomos Bank Via Nomos Capital Plc
	200,000	7.25%, 04/25/18 144A	203,135
	300,000	8.75%, 10/21/15 Reg S	319,875
	200,000	10.00%, 04/26/19 144A	212,500
	450,000	Raspadskaya OJSC
		7.75%, 04/27/17 144A	453,375
		SCF Capital Ltd.
	200,000	5.38%, 10/27/17 Reg S	198,500
	200,000	5.38%, 10/27/17 144A	198,500
	1,600,000	Sibur Securities Ltd.
		3.91%, 01/31/18 144A	1,532,000
		Vimpel Communications
	200,000	7.75%, 02/02/21 Reg S	214,000
	200,000	7.75%, 02/02/21 144A	214,000
	1,200,000	9.13%, 04/30/18 144A	1,392,000
	800,000	9.13%, 04/30/18 Reg S	928,000
			14,124,172
Israel: 1.9%
		Israel Electric Corp. Ltd.
	1,000,000	5.63%, 06/21/18 144A	1,026,086
	550,000	7.25%, 01/15/19 † Reg S	598,800
	2,400,000	7.25%, 01/15/19 144A	2,612,947
			4,237,833
Kazakhstan: 1.8%
	1,435,000	Alliance Bank JSC
		10.50%, 03/25/17 † Reg S	970,419
	250,000	ATF Bank JSC
		9.00%, 05/11/16 Reg S	243,125
		Halyk Savings Bank of Kazakhstan JSC
	1,800,000	7.25%, 05/03/17 144A	1,912,860
	100,000	9.25%, 10/16/13 Reg S	101,485
	100,000	Halyk Savings Bank of Kazakhstanb JSC
		7.25%, 05/03/17 Reg S	106,270
	650,000	Kazkommertsbank JSC
		7.50%, 11/29/16 Reg S	640,250
			3,974,409
Luxembourg: 9.0%
		ALROSA Finance S.A.
	950,000	7.75%, 11/03/20 † Reg S	1,042,625
	600,000	7.75%, 11/03/20 144A	658,500
	1,600,000	Altice Financing S.A.
		7.88%, 12/15/15 (c) 144A	1,712,000
	1,000,000	CSN Resources S.A.
		6.50%, 07/21/20 Reg S	937,500
		Evraz Group S.A.
	250,000	6.75%, 04/27/18 Reg S	243,125
	1,050,000	7.40%, 04/24/17 Reg S	1,059,397
	1,575,000	7.40%, 04/24/17 144A	1,589,096
	200,000	Home Credit & Finance Bank
		9.38%, 04/24/18 (c) 144A	209,500
		MHP S.A.
	500,000	8.25%, 04/02/20 144A	462,014
	100,000	10.25%, 04/29/15 Reg S	106,501
	275,000	10.25%, 04/29/15 144A	292,878
	200,000	Minerva Luxembourg S.A.
		7.75%, 01/31/18 (c) 144A	194,500
	1,000,000	MOL Group Finance S.A.
		6.25%, 09/26/19 Reg S	990,000
	200,000	OJSC Promsvyazbank
		8.50%, 04/25/17 Reg S	214,000
	600,000	Promsvyazbank OJSC
		8.50%, 04/25/17 144A	638,746
	1,400,000	Russian Standard Bank
		9.25%, 07/11/15 (p) Reg S	1,498,000
		Severstal OAO
	1,650,000	5.90%, 10/17/22 144A	1,530,375
	100,000	6.70%, 10/25/17 Reg S	106,000
	1,000,000	6.70%, 10/25/17 144A	1,060,000
	450,000	TMK OAO
		7.75%, 01/27/18 Reg S	469,125
	2,400,000	Vimpel Communications OJSC
		8.25%, 05/23/16 144A	2,634,000
	600,000	Virgolino de Oliveira Finance Ltd.
		10.50%, 01/28/15 (c) 144A	480,000
	2,000,000	Yapi ve Kredi Bankasi
		5.19%, 10/13/15 † Reg S	2,025,000
			20,152,882
Mexico: 2.7%
		Axtel SAB de C.V.
MXN	171,000	7.00%, 01/31/16 (c) # 144A	23,886
USD	480,000	7.00%, 01/31/16 (c) 144A	448,800
	1,150,000	BBVA Bancomer S.A.
		7.25%, 04/22/20 Reg S	1,265,000
		Cemex S.A.B. de C.V.
	150,000	9.00%, 01/11/15 (c) Reg S	163,875
	1,050,000	9.00%, 01/11/15 (c) 144A	1,147,125
	200,000	9.50%, 06/15/16 (c) 144A	224,500
	925,000	Desarrolladora Homex S.A.B. de C.V.
		9.75%, 03/25/16 (c) 144A	263,625
	1,500,000	Empresas ICA S.A.B. de C.V.
		8.90%, 02/04/16 (c) † Reg S	1,402,500
	900,000	Grupo Elektra S.A. de C.V.
		7.25%, 08/06/15 (c) Reg S	938,700
	200,000	Grupo KUO S.A.B. de C.V.
		6.25%, 12/04/17 (c) 144A	202,500
	200,000	Urbi Desarrollos Urbanos S.A.B. de C.V.
		9.50%, 01/21/15 (c) Reg S	40,000
			6,120,511
Netherlands: 6.2%
		Access Finance B.V.
	200,000	7.25%, 07/25/17 Reg S	202,357
	200,000	7.25%, 07/25/17 144A	202,357
	700,000	Arcos Dorados B.V.
		7.50%, 10/01/14 (c) 144A	759,500
		Bharti Airtel International Netherlands B.V.
	200,000	5.13%, 03/11/23 Reg S	187,000
	1,800,000	5.13%, 03/11/23 144A	1,683,000
	400,000	DTEK Finance B.V.
		9.50%, 04/28/15 Reg S	414,000
	450,000	GTB Finance B.V.
		7.50%, 05/19/16 † Reg S	469,890
	1,650,000	Indo Energy Finance II B.V.
		6.38%, 01/24/18 (c) † 144A	1,402,500
	100,000	Indosat Palapa Co. B.V.
		7.38%, 07/29/15 (c) 144A	109,125
	650,000	Intergas Finance B.V.
		6.38%, 05/14/17 Reg S	702,943
	500,000	Listrindo Capital B.V.
		6.95%, 02/21/16 (c) † Reg S	530,000
		Majapahit Holding B.V.
	175,000	7.75%, 01/20/20 Reg S	196,000
	925,000	7.75%, 01/20/20 144A	1,036,000
	3,200,000	8.00%, 08/07/19 Reg S	3,648,000
		Metinvest B.V.
	300,000	8.75%, 02/14/18 † Reg S	290,310
	1,175,000	8.75%, 02/14/18 144A	1,137,047
	700,000	VimpelCom Holdings B.V.
		7.50%, 03/01/22 Reg S	728,000
	300,000	WPE International Cooperatief UA
		10.38%, 09/30/15 (c) † Reg S	219,000
			13,917,029
Paraguay: 0.3%
	600,000	Telefonica Celular del Paraguay S.A.
		6.75%, 12/13/17 (c) 144A	627,000
Peru: 0.3%
	400,000	Corp Azucarera del Peru S.A.
		6.38%, 08/02/17 (c) † Reg S	397,000
	400,000	Corp Lindley S.A.
		4.63%, 04/12/23 144A	381,000
			778,000
Philippines: 1.0%
	300,000	BDO Unibank, Inc.
		4.50%, 02/16/17 Reg S	305,024
	300,000	Development Bank of the Philippines
		5.50%, 03/25/21	321,479
		Power Sector Assets & Liabilities Management Corp.
	200,000	6.88%, 11/02/16 Reg S	230,000
	900,000	7.25%, 05/27/19 Reg S	1,085,625
	300,000	7.39%, 12/02/24 Reg S	373,500
			2,315,628
Singapore: 2.3%
	350,000	Bakrie Telecom Pte. Ltd.
		11.50%, 09/05/13 (c) Reg S	126,875
		Berau Capital Resources Pte Ltd.
	200,000	12.50%, 09/05/13 (c) Reg S	210,500
	1,050,000	12.50%, 09/06/13 (c) 144A	1,105,125
	700,000	Bumi Investment Pte Ltd.
		10.75%, 10/06/14 (c) 144A	425,250
	1,250,000	Flextronics International Ltd.
		5.00%, 02/15/23 144A	1,237,500
	1,318,000	STATS ChipPAC Ltd.
		4.50%, 03/20/16 (c) 144A	1,298,230
		Yanlord Land Group Ltd.
	500,000	10.63%, 03/29/15 (c) † Reg S	543,750
	200,000	10.63%, 03/29/15 (c) 144A	217,500
			5,164,730
South Korea: 0.5%
		Woori Bank Co. Ltd.
	350,000	6.21%, 05/02/17 (c) † Reg S	369,250
	650,000	6.21%, 05/02/17 (c) 144A	685,750
			1,055,000
Spain: 1.9%
		Cemex Espana Luxembourg
	400,000	9.25%, 05/12/15 (c) Reg S	439,000
	150,000	9.88%, 04/30/16 (c) Reg S	167,625
	3,200,000	9.88%, 04/30/16 (c) 144A	3,576,000
			4,182,625
Sri Lanka: 0.6%
		Bank of Ceylon
	600,000	5.33%, 04/16/18 Reg S	588,925
	750,000	6.88%, 05/03/17 Reg S	775,313
			1,364,238
Sweden: 0.4%
	700,000	Eileme 2 A.B.
		11.63%, 01/31/16 (c) Reg S	826,000
Turkey: 2.1%
	800,000	FinansBank A.S.
		5.15%, 11/01/17 Reg S	786,000
	1,600,000	Tupras Turkiye Petrol Rafinerileri A.S.
		4.13%, 05/02/18 144A	1,484,000
		Turkiye Is Bankasi S.A.
	500,000	6.00%, 10/24/22 Reg S	472,500
	600,000	6.00%, 10/24/22 144A	567,000
	1,000,000	Turkiye Vakiflar Bankasi
		6.00%, 11/01/22 † Reg S	921,250
	400,000	Turkiye Vakiflar Bankasi Tao
		6.00%, 11/01/22 144A	368,500
	200,000	Yapi ve Kredi Bankasi A.S.
		5.50%, 12/06/22 144A	176,000
			4,775,250
Ukraine: 0.8%
	1,725,000	National JSC Naftogaz of Ukraine
		9.50%, 09/30/14	1,731,469
United Arab Emirates: 0.0%
	100,000	Dubai Electricity & Water Authority
		8.50%, 04/22/15 Reg S	111,000
United Kingdom: 5.3%
	500,000	AngloGold Ashanti Holdings Plc
		5.38%, 04/15/20	424,396
	325,000	Atlantic Finance Ltd.
		10.75%, 05/27/14 Reg S	346,938
	400,000	DTEK Finance Plc
		7.88%, 04/04/18 144A	387,500
	400,000	Ferrexpo Finance Plc
		7.88%, 04/07/16 Reg S	376,660
	400,000	Ferrexpo UK Ltd.
		7.88%, 04/07/16 144A	376,660
	1,700,000	Oschadbank
		8.25%, 03/10/16 Reg S	1,602,250
	2,200,000	Ukreximbank
		8.38%, 04/27/15 Reg S	2,136,750
		Vedanta Resources Plc
	1,800,000	6.00%, 01/31/19 (c) Reg S	1,764,000
	1,975,000	8.25%, 06/07/21 144A	2,072,516
	1,050,000	9.50%, 07/18/18 144A	1,183,875
	400,000	West China Cement Ltd.
		7.50%, 01/25/14 (c) 144A	391,000
	850,000	Zhaikmunai International B.V.
		7.13%, 11/13/16 (c) 144A	894,625
			11,957,170
United States: 3.0%
		Cemex Finance, LLC
	2,000,000	9.38%, 10/12/17 (c) † Reg S	2,250,000
	1,800,000	9.38%, 10/12/17 (c) 144A	2,025,000
	625,000	9.50%, 12/14/13 (c) 144A	668,750
	1,650,000	JBS USA LLC / JBS USA Finance, Inc.
		7.25%, 06/01/15 (c) 144A	1,699,500
			6,643,250
Venezuela: 7.5%
	700,000	CA La Electricidad de Caracas
		8.50%, 04/10/18	581,000
		Petroleos de Venezuela S.A.
	650,000	4.90%, 10/28/14	613,275
	3,950,000	5.00%, 10/28/15 †	3,505,625
	5,000,000	5.25%, 04/12/17 Reg S	4,125,000
	3,950,000	5.38%, 04/12/27 Reg S	2,320,625
	500,000	5.50%, 04/12/37 Reg S	287,500
	200,000	8.50%, 11/02/17 Reg S	184,500
	1,925,000	8.50%, 11/02/17 144A	1,775,812
	800,000	9.00%, 11/17/21 † Reg S	668,000
	400,000	9.00%, 11/17/21 144A	334,000
	1,925,000	12.75%, 02/17/22 144A	1,920,187
	400,000	12.75%, 02/17/22 Reg S	399,000
			16,714,524
Total Corporate Bonds (Cost: $220,652,222)			208,964,107
GOVERNMENT OBLIGATIONS: 4.5%
Argentina: 2.0%
		City of Buenos Aires, Argentina
	375,000	12.50%, 04/06/15 Reg S	382,500
	800,000	12.50%, 04/06/15 144A	816,000
		Provincia de Buenos Aires, Argentina
	100,000	9.38%, 09/14/18 Reg S	71,000
	225,000	9.38%, 09/14/18 144A	159,750
	225,000	10.88%, 01/26/21 Reg S	163,125
	490,000	10.88%, 01/26/21 144A	355,250
	2,125,000	11.75%, 10/05/15 † Reg S	1,923,125
		Provincia de Cordoba
	500,000	12.38%, 08/17/17 Reg S	400,000
	250,000	12.38%, 08/17/17 144A	200,000
			4,470,750
Hungary: 0.2%
	400,000	Magyar Export-Import Bank RT
		5.50%, 02/12/18 Reg S	401,000
Mongolia: 0.4%
	1,000,000	Development Bank of Mongolia, LLC
		5.75%, 03/21/17 Reg S	966,245
Turkey: 0.9%
		Export Credit Bank of Turkey
	450,000	5.88%, 04/24/19 Reg S	460,125
	1,575,000	5.88%, 04/24/19 144A	1,610,437
			2,070,562
Ukraine: 1.0%
		Financing of Infrastrucural Projects State Enterprise
	100,000	7.40%, 04/20/18 Reg S	86,000
	200,000	7.40%, 04/20/18 144A	172,859
	2,000,000	8.38%, 11/03/17 144A	1,835,000
			2,093,859
Total Government Obligations (Cost: $10,378,254)			10,002,416

Number of Shares
MONEY MARKET FUND: 1.2% (Cost: $2,728,174)
	2,728,174	Dreyfus Government Cash Management Fund	2,728,174
Total Investments Before Collateral for Securities Loaned: 99.0% (Cost: $233,758,650)			221,694,697
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 10.4% (Cost: $23,334,345)
	23,334,345	Bank of New York Overnight Government Fund	23,334,345
Total Investments: 109.4% (Cost: $257,092,995)			245,029,042
Liabilities in excess of other assets: (9.4)%			(21,154,478)
NET ASSETS: 100.0%			$223,874,564

MXN	Mexican Peso
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $22,785,593.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $23,886 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $98,162,122, or 43.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	11.7%	$26,018,526
Communications	10.3	22,784,811
Consumer, Cyclical	3.0	6,770,075
Consumer, Non-cyclical	3.9	8,675,580
Diversified	0.1	202,500
Energy	16.3	36,067,996
Financial	30.3	66,991,045
Government	4.5	10,002,416
Industrial	9.4	20,954,817
Technology	0.6	1,298,230
Utilities	8.7	19,200,527
Money Market Fund	1.2	2,728,174
	100.0%	$221,694,697

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$208,964,107	$—	$208,964,107
Government Obligations*	—	10,002,416	—	10,002,416
Money Market Funds	26,062,519	—	—	26,062,519
Total	$26,062,519	$218,966,523	$—	$245,029,042

*	See Schedule of Investments for security type and geographic sector breakouts.

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 11.3%
Brazil: 3.9%
BRL	36,474,000	Banco do Brasil S.A.
		9.75%, 07/18/17 † Reg S	$15,734,634
	12,642,000	Banco Safra Cayman Islands Ltd.
		10.88%, 04/03/17 Reg S	5,398,305
	40,226,000	Banco Safra S.A.
		10.25%, 08/08/16 Reg S	17,353,221
	9,470,000	Cia Energetica de Sao Paulo (TIPS)
		13.85%, 01/15/15 Reg S	6,175,698
	2,000,000	Concessionaria Ecovias dos Imigrantes S.A. (TIPS)
		4.33%, 04/15/24 #	857,259
			45,519,117
Germany: 0.5%
MXN	70,670,000	Landwirtschaftliche Rentenbank
		8.50%, 02/22/16	6,061,677
Ireland: 2.7%
RUB	1,063,200,000	RusHydro JSC
		7.88%, 10/28/15	31,940,346
Netherlands: 0.3%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
MXN	24,360,000	6.69%, 10/05/15 ^	1,740,556
	14,730,000	9.20%, 09/28/15	1,261,620
			3,002,176
Russia: 0.3%
RUB	105,260,000	Federal Hydrogenerating Co. JSC
		8.00%, 04/18/16 (p)	3,187,679
South Africa: 3.6%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	504,004
	57,330,000	8.91%, 08/18/27 ^	1,527,373
	224,000,000	9.25%, 04/20/18	24,530,489
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	2,174,080
	4,500,000	10.50%, 09/17/20	501,414
	105,900,000	10.80%, 11/06/23	12,082,160
			41,319,520
Total Corporate Bonds (Cost: $158,709,315)			131,030,515
GOVERNMENT OBLIGATIONS: 83.9%
Brazil: 5.7%
		Brazilian Government International Bonds
BRL	2,590,000	8.50%, 01/05/24	1,063,428
	4,560,000	10.25%, 01/10/28	2,081,987
	2,860,000	12.50%, 01/05/22	1,484,299
		Letra do Tesouro Nacional
	5,100,000	2.46%, 04/01/14 ^	2,107,055
	7,760,000	3.05%, 01/01/14 ^	3,276,835
	4,200,000	5.93%, 07/01/14 ^	1,696,172
	24,200,000	7.35%, 01/01/15 ^	9,283,906
	28,300,000	7.65%, 01/01/16 ^	9,732,533
	20,200,000	7.84%, 04/01/15 ^	7,557,842
	7,900,000	8.25%, 07/01/16 ^	2,570,996
		Nota do Tesouro Nacional, Series F
	13,300,000	10.00%, 01/01/14	5,851,866
	8,100,000	10.00%, 01/01/15	3,566,888
	14,400,000	10.00%, 01/01/17	6,207,092
	3,100,000	10.00%, 01/01/18	1,325,256
	12,600,000	10.00%, 01/01/21	5,305,581
	5,700,000	10.00%, 01/01/23	2,380,055
			65,491,791
Chile: 2.9%
CLP	16,963,000,000	Chilean Government International Bond
		5.50%, 08/05/20	33,662,625
Colombia: 3.0%
		Colombian Government International Bonds
COP	6,419,000,000	4.38%, 12/21/22 (c)	3,116,389
	18,401,000,000	7.75%, 04/14/21	11,397,118
	24,816,000,000	12.00%, 10/22/15	15,037,123
	7,464,000,000	Republic of Colombia
		9.85%, 06/28/27	5,250,077
			34,800,707
Hungary: 4.3%
		Hungarian Government Bonds
HUF	268,500,000	5.50%, 02/12/14	1,198,228
	1,017,570,000	6.00%, 11/24/23 †	4,391,095
	843,230,000	6.50%, 06/24/19	3,916,856
	481,630,000	6.75%, 08/22/14	2,190,902
	2,141,590,000	6.75%, 02/24/17 †	9,967,196
	1,427,890,000	6.75%, 11/24/17	6,667,701
	1,609,250,000	7.00%, 06/24/22	7,447,019
	310,020,000	7.50%, 11/12/20	1,497,541
	1,218,200,000	7.75%, 08/24/15	5,741,982
	1,417,710,000	8.00%, 02/12/15	6,628,750
			49,647,270
Indonesia: 6.3%
		Indonesian Treasury Bonds
IDR	3,000,000,000	6.38%, 04/15/42	226,222
	33,000,000	6.63%, 05/15/33	2,717
	3,054,000,000	7.00%, 05/15/27	272,529
	11,238,000,000	8.25%, 07/15/21	1,122,767
	9,956,000,000	8.25%, 06/15/32	975,370
	11,049,000,000	8.38%, 09/15/26	1,099,392
	21,241,000,000	9.50%, 06/15/15	2,161,465
	25,488,000,000	9.50%, 07/15/23	2,765,709
	41,048,000,000	9.50%, 07/15/31	4,486,887
	6,552,000,000	9.50%, 05/15/41	703,189
	23,692,000,000	9.75%, 05/15/37	2,620,302
	6,104,000,000	10.00%, 07/15/17	652,701
	22,063,000,000	10.00%, 09/15/24	2,466,696
	46,844,000,000	10.00%, 02/15/28	5,281,314
	42,728,000,000	10.25%, 07/15/22	4,810,210
	106,129,000,000	10.25%, 07/15/27	12,181,193
	49,242,000,000	10.50%, 08/15/30	5,826,017
	11,812,000,000	10.50%, 07/15/38	1,392,998
	17,628,000,000	10.75%, 05/15/16	1,868,667
	1,528,000,000	11.00%, 11/15/20	176,337
	112,288,000,000	11.00%, 09/15/25	13,398,725
	30,907,000,000	11.50%, 09/15/19	3,573,096
	38,947,000,000	11.60%, 08/15/18	4,446,620
	9,623,000,000	12.80%, 06/15/21	1,212,535
			73,723,658
Malaysia: 8.2%
		Malaysian Government Bonds
MYR	13,070,000	3.20%, 10/15/15	4,019,694
	13,450,000	3.31%, 10/31/17	4,074,861
	14,420,000	3.42%, 08/15/22	4,227,883
	16,284,000	3.43%, 08/15/14	5,037,579
	13,790,000	3.58%, 09/28/18	4,187,799
	16,477,000	3.74%, 02/27/15	5,120,136
	4,067,000	3.81%, 02/15/17	1,263,408
	7,740,000	3.84%, 08/12/15	2,408,316
	4,990,000	4.01%, 09/15/17	1,551,309
	4,510,000	4.13%, 04/15/32	1,376,750
	19,120,000	4.16%, 07/15/21	5,908,811
	3,269,000	4.23%, 06/30/31	1,019,353
	20,171,000	4.24%, 02/07/18	6,324,299
	13,332,000	4.26%, 09/15/16	4,196,054
	51,615,000	4.38%, 11/29/19	16,245,344
	32,405,000	4.39%, 04/15/26	10,243,566
	52,715,000	5.73%, 07/30/19	17,794,367
			94,999,529
Mexico: 4.8%
		Mexican Government International Bonds
MXN	97,225,000	5.00%, 06/15/17	7,642,518
	10,468,000	6.25%, 06/16/16	857,733
	16,100,000	7.25%, 12/15/16	1,356,727
	104,818,300	7.50%, 06/03/27	8,996,118
	15,415,600	7.75%, 12/14/17	1,333,688
	32,259,900	8.00%, 06/11/20	2,865,690
	1,010,000	8.00%, 12/17/15	85,269
	24,171,700	8.50%, 12/13/18	2,179,940
	40,778,000	8.50%, 05/31/29	3,731,070
	65,513,900	8.50%, 11/18/38	5,924,049
	34,490,000	10.00%, 12/05/24	3,582,283
	168,361,000	10.00%, 11/20/36	17,423,110
			55,978,195
Nigeria: 2.9%
		Nigerian Government Bonds
NGN	1,819,790,000	7.00%, 10/23/19	8,265,588
	979,810,000	10.50%, 03/18/14	6,006,840
	1,188,950,000	15.10%, 04/27/17	7,723,360
	1,651,920,000	16.39%, 01/27/22	11,681,802
			33,677,590
Peru: 2.9%
		Peruvian Government Bonds
PEN	17,488,000	6.90%, 08/12/37	6,620,077
	13,860,000	6.95%, 08/12/31	5,353,906
	32,513,000	7.84%, 08/12/20	13,537,284
	15,535,000	8.20%, 08/12/26	6,998,121
	3,620,000	8.60%, 08/12/17	1,502,446
			34,011,834
Philippines: 3.3%
		Philippine Government International Bonds
PHP	276,000,000	3.90%, 11/26/22	6,426,548
	498,000,000	4.95%, 01/15/21	12,441,400
	726,000,000	6.25%, 01/14/36	19,056,873
			37,924,821
Poland: 9.6%
		Polish Government Bonds
PLN	6,250,000	3.75%, 04/25/18	1,981,255
	17,760,000	4.60%, 01/25/14 ^	5,478,756
	29,770,000	4.75%, 04/25/17	9,796,074
	34,681,000	5.00%, 04/25/16	11,417,234
	17,621,000	5.25%, 10/25/17	5,919,917
	41,002,000	5.25%, 10/25/20	13,945,391
	37,310,000	5.50%, 04/25/15	12,175,361
	22,971,000	5.50%, 10/25/19	7,905,426
	22,992,000	5.75%, 04/25/14	7,339,588
	51,814,000	5.75%, 10/25/21	18,180,961
	38,264,000	5.75%, 09/23/22	13,450,510
	12,457,000	6.25%, 10/24/15	4,170,173
			111,760,646
Romania: 2.9%
		Romanian Government Bonds
RON	33,370,000	5.75%, 01/27/16	10,326,893
	39,370,000	5.80%, 10/26/15	12,189,376
	36,490,000	5.90%, 07/26/17	11,467,282
			33,983,551
Russia: 4.9%
		Russian Federal Bonds
RUB	75,435,000	6.88%, 07/15/15	2,318,028
	90,935,000	6.90%, 08/03/16	2,804,013
	77,336,000	7.00%, 06/03/15	2,381,827
	8,990,000	7.05%, 01/19/28	255,109
	3,000	7.10%, 03/13/14	91
	6,313,000	7.35%, 01/20/16	196,397
	247,496,000	7.40%, 06/14/17	7,764,824
	240,671,000	7.50%, 03/15/18	7,615,644
	337,154,000	7.50%, 02/27/19	10,613,431
	395,412,000	7.60%, 04/14/21	12,429,409
	268,230,000	7.60%, 07/20/22	8,342,252
	82,620,000	8.15%, 02/03/27	2,607,071
	479,000	11.20%, 12/17/14	15,522
			57,343,618
South Africa: 6.0%
		South African Government Bonds
ZAR	65,874,000	6.25%, 03/31/36	4,934,476
	64,524,000	6.50%, 02/28/41	4,808,541
	111,583,804	6.75%, 03/31/21	10,751,311
	81,726,000	7.00%, 02/28/31	6,984,234
	79,711,000	7.25%, 01/15/20	7,988,403
	7,115,000	7.50%, 01/15/14	724,306
	9,890,000	7.75%, 02/28/23	994,091
	40,047,000	8.00%, 12/21/18	4,212,875
	1,750,000	8.25%, 09/15/17	185,298
	49,350,000	8.75%, 02/28/48	4,752,800
	130,559,000	10.50%, 12/21/26 †	15,660,611
	64,234,800	13.50%, 09/15/15	7,410,496
			69,407,442
Supranational: 3.1%
MXN	11,960,000	Asian Development Bank
		6.55%, 01/28/15	963,697
	6,000,000	European Bank for Reconstruction & Development
		7.30%, 08/20/13	467,938
		European Investment Bank
	6,730,000	5.33%, 09/01/15 ^	484,644
HUF	962,600,000	6.50%, 01/05/15	4,426,303
ZAR	3,520,000	8.00%, 10/21/13	356,691
	7,995,000	8.50%, 11/04/14	833,622
	2,890,000	9.00%, 12/21/18 Reg S	309,689
BRL	9,570,000	9.65%, 10/22/19 ^	2,288,053
MXN	168,510,000	Inter-American Development Bank
		8.00%, 01/26/16	14,381,621
		International Bank for Reconstruction & Development
	28,096,000	6.50%, 09/11/13	2,203,611
BRL	300,000	9.50%, 03/02/17	131,231
MXN	117,060,000	International Finance Corp.
		6.00%, 01/28/16	9,591,942
			36,439,042
Sweden: 0.3%
MXN	44,960,000	Kommuninvest I Sverige
		7.20%, 07/07/14	3,595,353
Thailand: 5.7%
		Thailand Government Bonds
THB	68,518,000	2.80%, 10/10/17	2,146,268
	96,619,000	3.13%, 12/11/15	3,099,377
	230,250,000	3.25%, 06/16/17	7,358,599
	148,760,000	3.45%, 03/08/19	4,728,833
	11,000,000	3.58%, 12/17/27	328,400
	228,046,000	3.63%, 05/22/15	7,388,807
	106,145,000	3.63%, 06/16/23	3,302,754
	173,660,000	3.65%, 12/17/21	5,470,157
	111,610,000	3.85%, 12/12/25	3,479,700
	68,254,000	3.88%, 06/13/19	2,213,516
	126,794,000	4.13%, 11/18/16	4,176,388
	158,130,000	4.75%, 12/20/24	5,377,218
	8,395,000	4.88%, 06/22/29	284,904
	165,189,000	5.13%, 03/13/18	5,665,323
	190,542,000	5.25%, 05/12/14	6,212,838
	30,186,000	5.40%, 07/27/16	1,028,114
	30,977,000	5.50%, 03/13/23	1,113,124
	23,507,000	5.63%, 01/12/19	828,305
	52,214,000	5.85%, 03/31/21	1,893,158
			66,095,783
Turkey: 7.1%
		Turkish Government Bonds
TRY	14,000,000	6.30%, 02/14/18	6,544,313
	4,610,000	6.50%, 01/07/15	2,298,533
	14,490,000	7.50%, 09/24/14	7,358,946
	14,090,000	8.00%, 06/04/14	7,237,405
	12,260,000	8.50%, 09/14/22	5,980,257
	20,960,000	9.00%, 01/27/16	10,882,216
	12,440,000	9.00%, 03/08/17	6,420,294
	19,288,000	9.50%, 01/12/22	10,053,850
	12,905,000	10.00%, 06/17/15	6,769,901
	22,301,000	10.50%, 01/15/20	12,278,782
	12,595,000	11.00%, 08/06/14	6,617,003
			82,441,500
Total Government Obligations (Cost: $1,057,641,366)			974,984,955

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $1,780,663)
	1,780,663	Dreyfus Government Cash Management Fund	1,780,663
Total Investments Before Collateral for Securities Loaned: 95.4% (Cost: $1,218,131,345)			1,107,796,133
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.1% (Cost: $12,929,710)
	12,929,710	Bank of New York Overnight Government Fund	12,929,710
Total Investments: 96.5% (Cost: $1,231,061,055)			1,120,725,843
Other assets less liabilities: 3.5%			40,848,439
NET ASSETS: 100.0%			$1,161,574,282

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $12,209,128.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $857,259 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer, Non-cyclical	0.1%	$857,259
Financial	4.3	47,550,013
Government	88.0	974,984,955
Industrial	1.3	14,757,654
Utilities	6.1	67,865,589
Money Market Fund	0.2	1,780,663
	100.0%	$1,107,796,133

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$131,030,515	$—	$131,030,515
Government Obligations*	—	974,984,955	—	974,984,955
Money Market Funds	14,710,373	—	—	14,710,373
Total	$14,710,373	$1,106,015,470	$—	$1,120,725,843

*	See Schedule of Investments for security type and geographic sector breakouts.

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal
Amount		Value
CORPORATE BONDS: 98.3%
Cayman Islands: 1.6%
$100,000	Mizuho Capital Investment 1 Ltd.
	6.69%, 06/30/16 (c) Reg S	$108,500
60,000	Mizuho Capital Investment 2 Ltd.
	14.95%, 06/30/14 (c) Reg S	66,900
		175,400
Finland: 1.9%
100,000	Nokia OYJ
	5.38%, 05/15/19 †	98,000
100,000	UPM-Kymmene OYJ
	7.45%, 11/26/27 144A	102,250
		200,250
France: 3.9%
	Credit Agricole S.A.
100,000	6.64%, 05/31/17 (c) Reg S	96,650
100,000	8.38%, 10/13/19 (c) † 144A	108,000
200,000	Lafarge S.A.
	6.20%, 07/09/15 144A	215,000
		419,650
Japan: 1.8%
200,000	SoftBank Corp.
	4.50%, 04/15/20 144A	193,550
Luxembourg: 9.2%
	ArcelorMittal
200,000	5.75%, 08/05/20	200,750
350,000	6.00%, 03/01/21	355,250
200,000	6.13%, 06/01/18	210,750
100,000	7.25%, 03/01/41	93,625
100,000	10.35%, 06/01/19	121,250
		981,625
Netherlands: 1.0%
100,000	EDP Finance B.V.
	6.00%, 02/02/18 Reg S	103,928
Norway: 5.0%
	Eksportfinans ASA
255,000	2.00%, 09/15/15	247,350
85,000	2.38%, 05/25/16	81,600
200,000	3.00%, 11/17/14	200,100
		529,050
United Kingdom: 10.1%
100,000	Barclays Bank Plc Perpetual
	6.28%, 12/15/34 (c)	93,986
200,000	Hanson Ltd.
	6.13%, 08/15/16	219,000
100,000	HBOS Capital Funding No. 2 LP
	6.07%, 06/30/14 (c) Reg S	96,500
200,000	HBOS Plc
	6.75%, 05/21/18 144A	217,141
	Royal Bank of Scotland Group Plc
200,000	5.00%, 10/01/14	204,883
150,000	5.05%, 01/08/15	153,550
100,000	7.64%, 09/29/17 (c)	91,250
		1,076,310
United States: 63.8%
100,000	Alcatel-Lucent USA, Inc.
	6.45%, 03/15/29	79,500
	Ally Financial, Inc.
100,000	6.75%, 12/01/14	105,750
100,000	8.00%, 11/01/31	120,000
100,000	Ameren Energy Generating Co.
	7.95%, 06/01/32	77,750
	CenturyLink, Inc.
100,000	5.15%, 06/15/17	106,750
100,000	7.60%, 09/15/39	95,500
200,000	Clear Channel Communications, Inc.
	4.90%, 05/15/15	190,000
100,000	Commercial Metals Co.
	6.50%, 07/15/17	108,250
200,000	El Paso Corp.
	7.75%, 01/15/32	213,498
200,000	Embarq Corp.
	8.00%, 06/01/36	210,485
150,000	Fifth Third Capital Trust IV
	6.50%, 04/15/17 (c)	150,563
300,000	Frontier Communications Corp.
	9.00%, 08/15/31	295,500
100,000	Glen Meadow Pass-Through Trust
	6.51%, 02/15/17 (c) 144A	95,500
100,000	Hartford Financial Services Group, Inc.
	8.13%, 06/15/18 (c)	114,500
100,000	HCA, Inc.
	7.50%, 11/15/95	90,750
100,000	Health Management Associates, Inc.
	6.13%, 04/15/16	110,875
100,000	International Lease Finance Corp.
	5.65%, 06/01/14	102,875
100,000	iStar Financial, Inc.
	5.88%, 03/15/16	105,000
200,000	JC Penney Corp., Inc.
	6.38%, 10/15/36	152,000
200,000	Ltd Brands, Inc.
	6.90%, 07/15/17	227,000
300,000	Masco Corp.
	6.13%, 10/03/16	336,000
100,000	Mirant Americas
	9.13%, 05/01/31	108,500
100,000	New Albertsons, Inc.
	8.00%, 05/01/31	78,500
150,000	NGPL Pipeco LLC
	7.12%, 12/15/17 144A	148,313
100,000	Nuveen Investments, Inc.
	5.50%, 09/15/15	99,250
62,154	PPL Ironwood LLC
	8.86%, 11/30/25	67,748
100,000	PulteGroup, Inc.
	7.63%, 10/15/17	114,000
300,000	Regions Bank
	6.45%, 06/26/37	315,704
100,000	Reynolds Group Issuer, Inc.
	9.00%, 10/15/14 (c)	104,500
200,000	Rockies Express Pipeline LLC
	6.85%, 07/15/18 Reg S	196,000
200,000	RR Donnelley & Sons Co.
	6.13%, 01/15/17 †	215,000
150,000	Ryland Group, Inc.
	6.63%, 05/01/20	159,375
	SLM Corp.
100,000	5.63%, 08/01/33	83,750
100,000	6.25%, 01/25/16	106,875
150,000	8.00%, 03/25/20	167,813
200,000	8.45%, 06/15/18	231,024
	Springleaf Finance Corp.
100,000	5.40%, 12/01/15	101,500
200,000	6.90%, 12/15/17	202,000
	Sprint Capital Corp.
200,000	6.88%, 11/15/28	185,000
100,000	6.90%, 05/01/19	106,250
200,000	8.75%, 03/15/32	212,000
100,000	Sprint Nextel Corp.
	6.00%, 12/01/16	106,500
70,000	Toll Brothers Finance Corp.
	6.75%, 11/01/19	79,450
100,000	Toys R Us, Inc.
	7.38%, 10/15/18	91,375
100,000	United States Steel Corp.
	7.50%, 03/15/17 (c) †	102,000
100,000	Universal Health Services, Inc.
	7.13%, 06/30/16	112,000
100,000	Vulcan Materials Co.
	7.00%, 06/15/18	111,500
100,000	Wendy’s International, Inc.
	6.20%, 06/15/14	104,000
		6,797,973
Total Corporate Bonds (Cost: $9,935,760)		10,477,736

Number
of Shares
MONEY MARKET FUND: 0.2% (Cost: $19,313)
19,313	Dreyfus Government Cash Management Fund	19,313
Total Investments Before Collateral for Securities Loaned: 98.5% (Cost: $9,955,073)		10,497,049
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.5% (Cost: $481,800)
481,800	Bank of New York Overnight Government Fund	481,800
Total Investments: 103.0% (Cost: $10,436,873)		10,978,849
Liabilities in excess of other assets: (3.0)%		(321,051)
NET ASSETS: 100.0%		$10,657,798

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $469,984.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,079,754, or 10.1% of net assets.

Summary of Investments	% of
by Sector Excluding Collateral for Securities Loaned (unaudited)	Investments	Value
Basic Materials	12.3%	$1,294,125
Communications	17.9	1,879,035
Consumer, Cyclical	9.6	1,005,700
Consumer, Non-cyclical	6.0	633,125
Energy	5.3	557,811
Financial	36.9	3,868,514
Industrial	8.4	881,500
Utilities	3.4	357,926
Money Market Fund	0.2	19,313
	100.0%	$10,497,049

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$10,477,736	$—	$10,477,736
Money Market Fund	501,113	—	—	501,113
Total	$501,113	$10,477,736	$—	$10,978,849

*	See Schedule of Investments for security type and geographic sector breakouts.

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 97.3%
Argentina: 0.2%
USD	315,000	Aeropuertos Argentinia 2000
		10.75%, 12/22/15 (c) † Reg S	$303,975
	200,000	Inversiones y Representaciones S.A.
		11.50%, 07/20/20 Reg S	195,000
	100,000	Pan American Energy, LLC/Argentine Branch
		7.88%, 05/07/21 Reg S	100,000
			598,975
Australia: 1.0%
		FMG Resources August 2006 Pty. Ltd.
USD	300,000	6.00%, 04/01/15 (c) 144A	301,500
	350,000	6.88%, 02/01/14 (c) † 144A	358,313
	300,000	6.88%, 04/01/17 (c) † 144A	298,125
	1,110,000	7.00%, 09/06/13 (c) † 144A	1,140,525
	600,000	8.25%, 11/01/15 (c) † 144A	636,000
			2,734,463
Austria: 0.9%
USD	400,000	OAS Investments GmbH
		8.25%, 10/19/16 (c) Reg S	394,000
		OGX Austria GmbH
	1,500,000	8.50%, 06/01/15 (c) Reg S	315,000
	330,000	8.50%, 06/01/15 (c) 144A	69,300
		Sappi Papier Holding GmbH
EUR	650,000	6.63%, 04/15/15 (c) Reg S	896,720
USD	400,000	7.75%, 04/15/17 (c) 144A	422,000
EUR	200,000	Wienerberger A.G.
		6.50%, 02/09/17 (c)	246,757
			2,343,777
Azerbaijan: 0.1%
USD	400,000	Azerbaijan State Oil Company
		4.75%, 03/13/23 Reg S	372,119
Belgium: 0.1%
USD	200,000	KBC Bank N.V.
		8.00%, 01/25/18 (c) Reg S	204,700
Bermuda: 1.3%
USD	500,000	BW Group Ltd.
		6.63%, 06/28/17 † Reg S	510,625
EUR	300,000	Central European Media Enterprises Ltd.
		11.63%, 09/15/13 (c) Reg S	421,260
USD	650,000	China Oriental Group Company Ltd.
		7.00%, 11/17/14 (c) † Reg S	585,813
		Digicel Group Ltd.
	1,050,000	7.00%, 02/15/16 (c) Reg S	1,076,250
	400,000	10.50%, 04/15/14 (c) 144A	436,000
	200,000	10.50%, 04/15/14 (c) Reg S	218,000
	200,000	Pacnet Ltd.
		9.25%, 11/09/13 (c) Reg S	203,250
			3,451,198
Brazil: 1.2%
USD	850,000	Banco BMG S.A.
		9.95%, 11/05/19 Reg S	791,605
	300,000	Banco BTG Pactual S.A.
		5.75%, 09/28/22 Reg S	265,500
	1,200,000	Banco do Brasil S.A.
		9.25%, 04/15/23 (c) 144A	1,305,000
	300,000	Banco do Estado do Rio Grande do Sul S.A.
		7.38%, 02/02/22 Reg S	304,875
	500,000	Cent Elet Brasileiras S.A.
		6.88%, 07/30/19 144A	535,000
			3,201,980
British Virgin Islands: 0.7%
USD	500,000	Franshion Development Ltd.
		6.75%, 04/15/21 † Reg S	516,250
	400,000	Road King 2012 Ltd.
		9.88%, 09/18/15 (c) † Reg S	434,000
	200,000	Sparkle Assets Ltd.
		6.88%, 01/30/17 (c) Reg S	185,680
	650,000	Studio City Finance Ltd.
		8.50%, 12/01/15 (c) † 144A	692,250
			1,828,180
Canada: 5.4%
USD	1,140,000	Air Canada
		9.25%, 09/06/13 (c) 144A	1,193,437
		Bombardier, Inc.
	400,000	5.75%, 03/15/22 144A	406,000
EUR	300,000	6.13%, 05/15/21 Reg S	429,148
USD	400,000	6.13%, 01/15/23 144A	411,000
EUR	900,000	7.25%, 09/05/13 (c) Reg S	1,255,010
CAD	164,000	7.35%, 12/22/26 144A	168,299
		Cascades, Inc.
USD	350,000	7.75%, 12/15/13 (c)	368,375
	275,000	7.88%, 01/15/15 (c)	291,500
CAD	400,000	Corus Entertainment, Inc.
		4.25%, 02/11/20 Reg S	372,550
	250,000	Great Canadian Gaming Corp.
		6.63%, 07/25/17 (c) 144A	251,690
USD	900,000	Inmet Mining Corp.
		8.75%, 06/01/16 (c) 144A	949,500
		MEG Energy Corp.
	500,000	6.38%, 07/30/17 (c) 144A	502,500
	1,100,000	6.50%, 03/15/15 (c) 144A	1,127,500
	800,000	Novelis, Inc.
		8.75%, 12/15/15 (c)	886,000
		Pacific Rubiales Energy Corp.
	400,000	5.13%, 03/28/18 (c) 144A	379,200
	200,000	7.25%, 12/12/16 (c) Reg S	216,000
CAD	200,000	Paramount Resources Ltd.
		8.25%, 12/13/13 (c)	200,866
USD	1,000,000	PetroBakken Energy Ltd.
		8.63%, 02/01/16 (c) 144A	980,000
	500,000	Precision Drilling Corp.
		6.50%, 12/15/16 (c)	530,000
		Quebecor Media, Inc.
	200,000	5.75%, 01/15/23	196,500
CAD	400,000	6.63%, 01/15/23 144A	394,922
	700,000	Sherritt International Corp.
		7.50%, 09/24/19 (c)	670,687
USD	200,000	Telesat Canada / Telesat, LLC
		6.00%, 05/15/14 (c) 144A	204,750
	600,000	Tervita Corp.
		9.75%, 11/01/15 (c) 144A	567,000
		Videotron Ltee
CAD	700,000	6.88%, 06/15/16 (c)	740,480
	760,000	7.13%, 01/15/15 (c)	798,405
			14,491,319
Cayman Islands: 6.5%
USD	905,000	Agile Property Holdings Ltd.
		8.88%, 04/28/14 (c) Reg S	958,214
	200,000	Central China Real Estate
		8.00%, 01/28/17 (c) Reg S	189,474
		China Shanshui Cement Group Ltd.
	200,000	8.50%, 05/25/14 (c) Reg S	199,000
	400,000	8.50%, 05/25/14 (c) 144A	398,000
		Country Garden Holdings Co. Ltd.
	965,000	11.13%, 02/23/15 (c) Reg S	1,080,800
	400,000	11.13%, 02/23/15 (c) 144A	448,000
GBP	1,000,000	Dubai Holding Commercial Operations MTN Ltd.
		6.00%, 02/01/17	1,550,161
USD	300,000	Emaar Sukuk Ltd.
		6.40%, 07/18/19 Reg S	321,750
	1,020,000	Evergrande Real Estate Group Ltd.
		13.00%, 01/27/15 Reg S	1,086,300
	1,050,000	Fibria Overseas Finance Ltd.
		7.50%, 05/04/15 (c) † Reg S	1,155,000
	200,000	Fufeng Group Ltd.
		7.63%, 04/13/14 (c) † Reg S	197,500
	200,000	Industrial Senior Trust
		5.50%, 11/01/22 Reg S	191,000
	250,000	JBS Finance II Ltd.
		8.25%, 01/29/15 (c) Reg S	265,625
		Kaisa Group Holdings Ltd.
	300,000	8.88%, 03/19/16 (c) Reg S	288,750
	200,000	8.88%, 03/19/16 (c) 144A	192,500
	650,000	KWG Property Holding Ltd.
		12.75%, 03/30/14 (c) Reg S	716,867
	900,000	Longfor Properties
		6.88%, 10/18/16 (c) Reg S	901,018
	100,000	Marfrig Overseas Ltd.
		9.50%, 05/04/15 (c) Reg S	100,000
	200,000	MCE Finance Ltd.
		5.00%, 02/15/16 (c) 144A	191,500
	250,000	MIE Holdings Corp.
		9.75%, 05/12/14 (c) † Reg S	259,375
	300,000	Mizuho Capital Investment 1 Ltd.
		6.69%, 06/30/16 (c) † Reg S	325,500
	800,000	Mizuho Capital Investment 2 Ltd.
		14.95%, 06/30/14 (c) 144A	892,000
	200,000	Mongolian Mining Corp.
		8.88%, 03/29/15 (c) Reg S	124,000
	350,000	Resona Preferred Global Securities Cayman Ltd.
		7.19%, 07/30/15 (c) Reg S	375,375
	600,000	Sable International Finance Ltd.
		8.75%, 02/01/16 (c) Reg S	672,000
	400,000	Shimao Property Holdings Ltd.
		11.00%, 03/08/15 (c) † Reg S	448,424
	500,000	SOHO China Ltd.
		7.13%, 11/07/17 (c) † Reg S	464,894
		TAM Capital 3, Inc.
	475,000	8.38%, 06/03/16 (c) Reg S	489,250
	400,000	8.38%, 06/03/16 (c) 144A	412,000
EUR	300,000	UPCB Finance II Ltd.
		6.38%, 07/01/15 (c) Reg S	424,288
USD	500,000	UPCB Finance III Ltd.
		6.63%, 07/01/15 (c) 144A	537,500
	1,100,000	UPCB Finance V Ltd.
		7.25%, 11/15/16 (c) 144A	1,190,750
EUR	272,000	Viridian Group FundCo II Ltd.
		11.13%, 04/01/15 (c) Reg S	383,749
			17,430,564
Chile: 0.2%
USD	663,034	Inversiones Alsacia S.A.
		8.00%, 02/18/15 (c) 144A	550,318
China / Hong Kong: 0.6%
		Citic Pacific Ltd.
USD	1,000,000	6.63%, 04/15/21 † Reg S	944,556
	600,000	6.88%, 01/21/18 † Reg S	611,894
			1,556,450
Colombia: 1.2%
		Banco Davivienda S.A.
USD	250,000	5.88%, 07/09/22 Reg S	246,875
	385,000	5.88%, 07/09/22 144A	380,188
		Banco GNB Sudameris S.A.
	100,000	7.50%, 07/30/22 Reg S	103,750
	900,000	7.50%, 07/30/22 144A	933,750
		Bancolombia S.A.
	700,000	5.13%, 09/11/22	654,500
	200,000	6.13%, 07/26/20	204,000
	200,000	Colombia Telecomunicaciones S.A., E.S.P.
		5.38%, 09/27/17 (c) Reg S	188,500
	600,000	Transportadora de Gas Internacional S.A., E.S.P.
		5.70%, 03/20/17 (c) 144A	634,500
			3,346,063
Costa Rica: 0.1%
USD	300,000	Instituto Costarricense de Electricidad
		6.95%, 11/10/21 Reg S	320,250
Croatia: 0.4%
EUR	700,000	Agrokor D.D.
		9.88%, 05/01/15 (c) Reg S	1,029,416
Denmark: 1.6%
GBP	1,400,000	Danske Bank A/S
		5.68%, 02/15/17 (c) †	2,126,821
EUR	456,482	ISS A/S
		8.88%, 09/05/13 (c) Reg S	622,748
	50,000	ISS Global A/S
		4.50%, 12/08/14	68,716
	400,000	Nykredit Realkredit A/S
		9.00%, 04/01/15 (c)	573,631
USD	845,000	Welltec A/S
		8.00%, 02/01/15 (c) 144A	904,150
			4,296,066
Dominican Republic: 0.1%
USD	200,000	Aeropuertos Dominicanos Siglo XXI S.A.
		9.25%, 11/13/15 (c) Reg S	205,500
Finland: 1.1%
USD	1,265,000	Nokia OYJ
		5.38%, 05/15/19 †	1,239,700
	750,000	Stora Enso OYJ
		6.40%, 04/15/16 144A	798,750
	800,000	UPM-Kymmene OYJ
		7.45%, 11/26/27 144A	818,000
			2,856,450
France: 9.6%
		Banque PSA Finance S.A.
EUR	300,000	3.88%, 01/14/15 Reg S	406,252
	1,000,000	4.25%, 02/25/16	1,370,531
		BPCE S.A.
	400,000	4.63%, 07/30/15 (c) †	521,181
	1,350,000	5.25%, 07/30/14 (c)	1,792,598
USD	500,000	Cie Generale de Geophysique - Veritas
		6.50%, 06/01/16 (c)	515,000
		Credit Agricole S.A.
EUR	1,900,000	4.13%, 11/09/15 (c) † Reg S	2,497,686
USD	200,000	9.75%, 12/26/14 (c)	213,850
EUR	450,000	Europcar Groupe S.A.
		11.50%, 05/15/17 Reg S	681,187
	600,000	Groupama S.A.
		7.88%, 10/27/19 (c)	769,619
	300,000	Italcementi Finance S.A.
		6.63%, 03/19/20 † Reg S	417,391
		Lafarge S.A.
USD	200,000	6.50%, 07/15/16	219,500
EUR	1,385,000	6.63%, 11/29/18	2,068,129
	2,000,000	8.88%, 11/24/16	3,163,879
		Peugeot S.A.
	1,150,000	6.88%, 03/30/16 † Reg S	1,629,157
	500,000	7.38%, 03/06/18 Reg S	704,419
		Renault S.A.
	815,000	4.63%, 05/25/16 Reg S	1,142,671
	740,000	6.00%, 10/13/14 †	1,032,997
USD	1,000,000	Rexel S.A.
		6.13%, 12/15/15 (c) 144A	1,042,500
		Societe Generale S.A.
	450,000	8.75%, 04/07/15 (c) † Reg S	474,525
EUR	1,500,000	9.38%, 09/04/19 (c) Reg S	2,220,829
		Wendel S.A.
	200,000	4.38%, 08/09/17	278,344
	2,000,000	4.88%, 05/26/16	2,828,799
			25,991,044
Germany: 4.1%
		Commerzbank A.G.
EUR	550,000	6.38%, 03/22/19 †	756,833
GBP	200,000	6.63%, 08/30/19	312,929
EUR	700,000	7.75%, 03/16/21	971,787
	600,000	Deutsche Lufthansa A.G.
		6.50%, 07/07/16 †	917,248
	875,000	Franz Haniel & Cie. GmbH
		6.25%, 02/08/18 †	1,310,240
	500,000	Kabel Deutschland GmbH
		6.50%, 06/30/14 (c) Reg S	712,060
	150,000	KM Germany Holdings GmbH
		8.75%, 12/15/15 (c) 144A	211,128
	360,000	Orion Engineered Carbons
		10.00%, 06/15/14 (c) Reg S	533,047
	300,000	Techem Gmbh
		6.13%, 10/01/15 (c) Reg S	432,215
		ThyssenKrupp A.G.
	820,000	4.38%, 02/28/17	1,139,035
	300,000	9.25%, 06/18/14	423,886
	300,000	Trionista HoldCo GmbH
		5.00%, 04/30/16 (c) Reg S	406,322
		Unitymedia KabelBW GmbH
	550,000	9.50%, 03/15/16 (c) Reg S	830,736
	1,485,000	9.63%, 12/01/14 (c) † Reg S	2,210,866
			11,168,332
Hungary: 0.1%
EUR	300,000	OTP Bank Plc
		5.27%, 09/19/16	398,355
India: 0.2%
USD	610,000	ICICI Bank Ltd.
		6.38%, 04/30/17 (c) Reg S	599,325
Indonesia: 0.7%
USD	975,000	Berau Coal Energy Tbk PT
		7.25%, 03/13/15 (c) 144A	906,750
	500,000	Gajah Tunggal Tbk PT
		7.75%, 02/06/16 (c) 144A	505,000
	400,000	PT Adaro Indonesia
		7.63%, 10/22/14 (c) 144A	416,000
			1,827,750
Ireland: 3.9%
USD	2,000,000	Alfa Bank OJSC
		7.75%, 04/28/21 144A	2,157,500
EUR	50,000	Allied Irish Banks Plc
		5.63%, 11/12/14 Reg S	68,398
	630,000	Ardagh Glass Finance Plc
		8.75%, 02/01/15 (c) Reg S	876,282
	1,600,000	Ardagh Packaging Finance Plc
		7.38%, 10/15/14 (c) Reg S	2,273,280
USD	653,600	AWAS Aviation Capital Ltd.
		7.00%, 10/18/13 (c) 144A	680,561
	100,000	Gazprombank OJSC
		7.25%, 05/03/19 Reg S	106,625
	600,000	Metalloinvest Finance Ltd.
		5.63%, 04/17/20 144A	564,000
	400,000	MTS International Funding Ltd.
		5.00%, 05/30/23 Reg S	376,080
EUR	1,050,000	Nara Cable Funding Ltd.
		8.88%, 12/01/13 (c) Reg S	1,462,212
USD	500,000	Nomos Bank Via Nomos Capital Plc
		8.75%, 10/21/15 Reg S	533,125
EUR	800,000	Smurfit Kappa Acquisitions
		5.13%, 06/15/18 (c) Reg S	1,120,876
USD	300,000	XL Group Plc
		6.50%, 04/15/17 (c)	296,250
			10,515,189
Israel: 0.5%
		Israel Electric Corp. Ltd.
USD	300,000	7.25%, 01/15/19 Reg S	326,618
	750,000	9.38%, 01/28/20 144A	891,737
			1,218,355
Italy: 2.4%
		Banca Monte dei Paschi di Siena SpA
EUR	600,000	4.50%, 03/07/14 Reg S	800,125
	400,000	4.88%, 05/31/16 †	504,583
	915,000	Banco Popolare S.C.
		6.00%, 11/05/20 † Reg S	1,203,240
	300,000	Edison SpA
		3.88%, 11/10/17 Reg S	433,092
	300,000	Finmeccanica SpA
		4.88%, 03/24/25	390,456
		Intesa Sanpaolo SpA
	500,000	8.05%, 06/20/18 (c)	674,714
	650,000	8.38%, 10/14/19 (c) Reg S	890,981
		Monte dei Paschi di Siena
GBP	500,000	5.75%, 09/30/16	572,309
EUR	100,000	7.25%, 07/10/15 Reg S	138,412
	300,000	Telecom Italia
		7.75%, 03/20/18 (c) † Reg S	396,379
	300,000	Unipol Gruppo Finanziario SpA
		5.00%, 01/11/17 Reg S	411,279
			6,415,570
Japan: 0.3%
USD	800,000	SoftBank Corp.
		4.50%, 04/15/20 144A	774,200
Kazakhstan: 0.9%
USD	690,000	Alliance Bank
		10.50%, 03/25/17 † Reg S	466,613
	600,000	Halyk Savings Bank of Kazakhstan JSC
		7.25%, 05/03/17 Reg S	637,620
		Kazkommertsbank JSC
EUR	790,000	6.88%, 02/13/17	1,017,532
USD	200,000	7.50%, 11/29/16 144A	197,000
			2,318,765
Luxembourg: 13.6%
USD	1,000,000	ALROSA Finance S.A.
		7.75%, 11/03/20 144A	1,097,500
	400,000	Altice Financing S.A.
		9.88%, 12/15/16 (c) 144A	440,000
		ArcelorMittal
	750,000	5.00%, 02/25/17	776,250
	1,000,000	6.00%, 03/01/21	1,015,000
	800,000	6.13%, 06/01/18	843,000
	750,000	6.75%, 02/25/22	780,000
	1,100,000	7.25%, 03/01/41	1,029,875
	1,350,000	7.50%, 10/15/39	1,285,875
	800,000	10.35%, 06/01/19	970,000
EUR	450,000	Beverage Packaging Holdings Luxembourg II S.A.
		8.00%, 09/05/13 (c) Reg S	600,520
USD	500,000	CHC Helikopter S.A.
		9.25%, 10/15/15 (c)	523,750
EUR	400,000	Cirsa Funding Luxembourg S.A.
		8.75%, 05/15/14 (c) Reg S	544,472
	850,000	Codere Finance Luxembourg S.A.
		8.25%, 06/15/14 (c) † Reg S	553,050
USD	500,000	Convatec Healthcare E S.A.
		10.50%, 12/15/14 (c) 144A	565,000
	500,000	CSN Resources S.A.
		6.50%, 07/21/20 Reg S	468,750
	2,000,000	Evraz Group S.A.
		8.25%, 11/10/15 144A	2,142,380
	450,000	Expro Finance Luxembourg S.C.A.
		8.50%, 12/15/13 (c) 144A	477,000
		Fiat Finance & Trade S.A.
EUR	2,000,000	6.88%, 02/13/15	2,808,403
	1,275,000	7.00%, 03/23/17 † Reg S	1,802,716
		Fiat Industrial Finance Europe S.A.
	345,000	5.25%, 03/11/15 Reg S	480,830
	450,000	6.25%, 03/09/18 Reg S	661,887
	300,000	Finmec Finance S.A.
		4.38%, 12/05/17	405,916
	500,000	Finmeccanica Finance
		5.25%, 01/21/22	675,650
USD	600,000	Fuerstenberg Capital International S.A.R.L.& Cie SECS
		10.25%, 06/30/15 (c) †	591,090
	300,000	Home Credit & Finance Bank
		9.38%, 04/24/18 (c) † Reg S	314,250
EUR	646,711	Ineos Group Holdings Ltd.
		7.88%, 09/05/13 (c) Reg S	870,542
USD	250,000	Intelsat Luxembourg S.A.
		8.13%, 06/01/18 (c) 144A	269,688
	945,000	International Automotive Components Group S.A.
		9.13%, 06/01/15 (c) 144A	959,175
EUR	250,000	KION Finance S.A.
		6.75%, 02/15/16 (c) Reg S	361,856
	150,000	Lecta S.A.
		8.88%, 05/15/15 (c) Reg S	191,708
USD	450,000	MHP S.A.
		10.25%, 04/29/15 Reg S	479,255
		Minerva Luxembourg S.A.
	500,000	7.75%, 01/31/18 (c) 144A	486,250
	200,000	12.25%, 02/10/17 (c) Reg S	235,000
	1,150,000	MOL Group Finance S.A.
		6.25%, 09/26/19 Reg S	1,138,500
	400,000	OAO TMK
		6.75%, 04/03/20 † Reg S	389,500
	600,000	OJSC Promsvyazbank
		8.50%, 04/25/17 Reg S	642,000
		Ontex IV S.A.
EUR	100,000	7.50%, 04/15/14 (c) Reg S	139,424
	300,000	9.00%, 04/15/15 (c) † Reg S	416,679
USD	400,000	Russian Standard Bank
		9.25%, 07/11/15 (p) Reg S	428,000
		Severstal OAO
	350,000	6.70%, 10/25/17 † Reg S	371,000
	1,025,000	9.25%, 04/19/14 144A	1,079,222
EUR	500,000	Sunrise Communications Holdings S.A.
		8.50%, 12/31/14 (c) Reg S	720,359
	600,000	Telenet Finance Luxembourg S.C.A.
		6.38%, 11/15/15 (c) Reg S	842,123
USD	500,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
		8.75%, 08/01/15 (c) 144A	498,750
EUR	450,000	UniCredit International Bank Luxembourg S.A.
		8.13%, 12/10/19 (c) † Reg S	612,471
USD	300,000	Virgolino de Oliveira Finance Ltd.
		11.75%, 02/09/17 (c) Reg S	244,500
		Wind Acquisition Finance S.A.
	200,000	6.50%, 04/30/16 (c) 144A	205,000
	700,000	7.25%, 11/15/13 (c) 144A	724,500
	200,000	11.75%, 09/05/13 (c) Reg S	212,000
EUR	700,000	11.75%, 09/05/13 (c) Reg S	987,589
USD	1,200,000	11.75%, 09/06/13 (c) 144A	1,272,000
	212,250	Wind Acquisition Holdings Finance S.A.
		12.25%, 09/06/13 (c) 144A	219,679
			36,849,934
Mexico: 1.8%
		Axtel S.A.B. de C.V.
MXN	85,500	7.00%, 01/31/16 (c) # 144A	11,943
USD	75,000	7.00%, 01/31/16 (c) 144A	70,125
		Cemex S.A.B. de C.V.
	300,000	9.00%, 01/11/15 (c) Reg S	327,750
	1,300,000	9.00%, 01/11/15 (c) 144A	1,420,250
	760,000	9.50%, 06/15/16 (c) 144A	853,100
	300,000	Corp GEO S.A.B. de C.V.
		9.25%, 06/30/15 (c) Reg S * ♦	81,000
		Empresas ICA S.A.B. de C.V.
	550,000	8.90%, 02/04/16 (c) Reg S	514,250
	630,000	8.90%, 02/04/16 (c) † 144A	589,050
	350,000	Grupo Elektra S.A. de C.V.
		7.25%, 08/06/15 (c) Reg S	365,050
	200,000	Grupo KUO S.A.B. de C.V.
		6.25%, 12/04/17 (c) Reg S	202,500
	200,000	Servicios Corporativos Javer S.A.P.I de C.V.
		9.88%, 04/06/16 (c) † Reg S	190,000
	1,060,000	Urbi Desarrollos Urbanos S.A.B. de C.V.
		9.75%, 02/03/17 (c) Reg S * ♦	212,000
			4,837,018
Netherlands: 10.6%
EUR	450,000	ABN Amro Bank N.V.
		4.31%, 03/10/16 (c)	566,073
USD	250,000	Arcos Dorados B.V.
		7.50%, 10/01/14 (c) † Reg S	271,250
		Bharti Airtel International Netherlands B.V.
	200,000	5.13%, 03/11/23 Reg S	187,000
	200,000	5.13%, 03/11/23 144A	187,000
		Conti-Gummi Finance B.V.
EUR	580,000	6.50%, 10/05/13 (c) Reg S	804,221
	800,000	7.50%, 09/15/13 (c) Reg S	1,111,009
USD	100,000	DTEK Finance B.V.
		9.50%, 04/28/15 Reg S	103,500
		EDP Finance B.V.
EUR	500,000	4.13%, 06/29/20 †	674,382
	1,275,000	4.63%, 06/13/16 †	1,738,720
	400,000	4.75%, 09/26/16	546,041
	300,000	5.75%, 09/21/17 Reg S	425,523
	500,000	Fresenius Finance B.V.
		2.88%, 07/15/20 144A	667,245
	2,310,000	HeidelbergCement Finance B.V.
		8.00%, 01/31/17 Reg S	3,620,988
USD	300,000	Indo Energy Finance II B.V.
		6.38%, 01/24/18 (c) † 144A	255,000
	425,000	ING Groep N.V.
		5.78%, 12/08/15 (c)	425,000
	600,000	InterGen N.V.
		7.00%, 06/30/18 (c) 144A	600,750
GBP	550,000	Koninklijke KPN N.V.
		6.88%, 03/14/20 (c) Reg S	808,812
		Majapahit Holding B.V.
USD	830,000	7.25%, 06/28/17 Reg S	919,225
	1,000,000	7.75%, 01/20/20 144A	1,120,000
	800,000	Marfrig Holding Europe B.V.
		8.38%, 05/09/18 † Reg S	768,000
	650,000	Metinvest B.V.
		10.25%, 05/20/15 Reg S	671,255
EUR	250,000	New World Resources N.V.
		7.88%, 05/01/14 (c) † Reg S	209,136
	300,000	Nokia Siemens
		6.75%, 04/15/15 (c) † Reg S	414,608
		NXP BV / NXP Funding LLC
USD	500,000	5.75%, 03/15/18 (c) 144A	506,250
	300,000	9.75%, 08/01/14 (c) 144A	336,000
EUR	200,000	OI European Group B.V.
		6.75%, 09/15/20 Reg S	304,742
		Portugal Telecom International Finance B.V.
	700,000	5.00%, 11/04/19 † Reg S	926,205
	1,075,000	5.63%, 02/08/16 Reg S	1,493,815
	500,000	Refresco Group B.V.
		7.38%, 05/15/14 (c) Reg S	706,762
	1,030,000	Schaeffler Finance B.V.
		8.75%, 02/15/15 (c) Reg S	1,560,871
USD	500,000	Sensata Technologies B.V.
		6.50%, 05/15/15 (c) 144A	537,500
EUR	400,000	SNS Bank N.V.
		11.25%, 11/27/19 (c) Reg S * ♦	31,868
	770,000	ThyssenKrupp Finance Nederland B.V.
		8.50%, 02/25/16	1,163,379
	250,000	UPC Holding B.V.
		6.38%, 09/15/17 (c) Reg S	333,556
		VimpelCom Holdings B.V.
USD	2,300,000	6.25%, 03/01/17 † Reg S	2,415,000
	400,000	6.25%, 03/01/17 144A	420,000
EUR	600,000	Ziggo Bond Co. B.V.
		8.00%, 05/15/14 (c) Reg S	856,463
			28,687,149
Norway: 1.0%
		Eksportfinans ASA
USD	250,000	2.00%, 09/15/15	242,500
	1,000,000	2.38%, 05/25/16	960,000
	1,000,000	3.00%, 11/17/14	1,000,500
	150,000	5.50%, 06/26/17	156,188
EUR	250,000	Norske Skogindustrier ASA
		11.75%, 06/15/16 † Reg S	238,376
			2,597,564
Peru: 0.6%
USD	1,015,000	Corp Azucarera del Peru S.A.
		6.38%, 08/02/17 (c) 144A	1,007,387
	615,000	Maestro Peru S.A.
		6.75%, 09/26/16 (c) †144A	625,763
			1,633,150
Portugal: 1.0%
EUR	550,000	Banco Comercial Portugues S.A.
		5.63%, 04/23/14	736,219
	700,000	Banco Espirito Santo S.A.
		5.63%, 06/05/14	942,276
	700,000	Caixa Geral de Depositos S.A.
		5.13%, 02/19/14	939,813
			2,618,308
Singapore: 0.5%
USD	150,000	Bakrie Telecom Pte. Ltd.
		11.50%, 09/05/13 (c) Reg S	54,375
	400,000	Bumi Investment Pte. Ltd.
		10.75%, 10/06/14 (c) † Reg S	243,000
	500,000	Flextronics International Ltd.
		5.00%, 02/15/23 144A	495,000
	425,000	STATS ChipPAC Ltd.
		4.50%, 03/20/16 (c) 144A	418,625
	200,000	Theta Capital Pte Ltd.
		6.13%, 11/14/16 (c) Reg S	193,995
			1,404,995
South Africa: 0.1%
EUR	300,000	Edcon Pty Ltd.
		9.50%, 03/01/14 (c) † Reg S	371,466
South Korea: 0.1%
USD	300,000	Woori Bank Co. Ltd.
		6.21%, 05/02/17 (c) 144A	316,500
Spain: 1.7%
USD	400,000	Abengoa Finance SAU
		8.88%, 11/01/17 Reg S	376,000
		Abengoa S.A.
EUR	100,000	8.50%, 03/31/16	135,607
	100,000	9.63%, 02/25/15 Reg S	137,101
		BBVA International Preferred SAU
USD	295,000	5.92%, 04/18/17 (c)	269,925
EUR	600,000	8.50%, 10/21/14 (c) †	826,587
	600,000	BPE Financiaciones S.A.
		4.00%, 07/17/15 † Reg S	800,635
		Mapfre S.A.
	400,000	5.13%, 11/16/15	562,052
	150,000	5.92%, 07/24/17 (c)	185,235
	550,000	Obrascon Huarte Lain S.A.
		8.75%, 03/15/15 (c) Reg S	801,158
GBP	400,000	Santander Finance Preferred S.A. Unipersonal
		11.30%, 07/27/14 (c) †	636,559
			4,730,859
Sri Lanka: 0.1%
USD	400,000	Bank of Ceylon
		5.33%, 04/16/18 † Reg S	392,616
Sweden: 1.0%
		Eileme 2 AB
USD	100,000	11.63%, 01/31/16 (c) Reg S	118,000
	250,000	11.63%, 01/31/16 (c) 144A	295,000
EUR	400,000	11.75%, 01/31/16 (c) † Reg S	624,090
		Perstorp Holding AB
USD	200,000	8.75%, 05/15/15 (c) 144A	207,000
EUR	250,000	9.00%, 05/15/15 (c) 144A	345,656
	467,000	TVN Finance Corp II AB
		10.75%, 11/15/13 (c) Reg S	666,614
	300,000	Verisure Holding AB
		8.75%, 09/01/14 (c) Reg S	437,195
			2,693,555
Switzerland: 0.5%
EUR	1,075,000	UBS AG Jersey
		4.28%, 04/15/15 (c)	1,435,647
Turkey: 0.8%
		FinansBank AS
USD	200,000	5.15%, 11/01/17 Reg S	196,500
	200,000	5.50%, 05/11/16 Reg S	201,000
	250,000	Turkiye Is Bankasi A/S
		6.00%, 10/24/22 Reg S	236,250
	200,000	Turkiye Is Bankasi S.A.
		6.00%, 10/24/22 144A	189,000
		Turkiye Vakiflar Bankasi T.A.O.
	200,000	6.00%, 11/01/22 Reg S	184,250
	400,000	6.00%, 11/01/22 144A	368,500
	900,000	Yapi ve Kredi Bankasi A/S
		5.50%, 12/06/22 144A	792,000
			2,167,500
United Arab Emirates: 0.2%
		Dubai Electricity & Water
USD	150,000	6.38%, 10/21/16 Reg S	168,000
	420,000	6.38%, 10/21/16 144A	470,400
			638,400
United Kingdom: 12.0%
USD	600,000	Afren Plc
		10.25%, 04/08/16 (c) 144A	696,000
		Algeco Scotsman Global Finance Plc
	900,000	8.50%, 10/15/15 (c) 144A	931,500
	200,000	10.75%, 10/15/16 (c) 144A	187,000
		Atlantic Finance Ltd.
	300,000	10.75%, 05/27/14 Reg S	320,250
	350,000	10.75%, 05/27/14 144A	372,151
		Barclays Bank Plc
EUR	1,120,000	4.75%, 03/15/20 (c)	1,154,760
	850,000	4.88%, 12/15/14 (c)	936,798
	450,000	Boparan Finance Plc
		9.75%, 04/30/14 (c) Reg S	661,917
USD	1,200,000	CEVA Group Plc
		8.38%, 12/01/13 (c) 144A	1,212,000
GBP	550,000	Co-operative Group Holdings Ltd.
		6.88%, 07/08/20	793,178
	250,000	Crown Newco 3 Plc
		8.88%, 02/15/15 (c) Reg S	379,960
		Daily Mail & General Trust
	100,000	5.75%, 12/07/18	165,651
	50,000	6.38%, 06/21/27	79,134
	300,000	Elli Finance UK Plc
		8.75%, 06/15/15 (c) † Reg S	494,848
	570,000	Enterprise Inns Plc
		6.50%, 12/06/18	871,494
USD	100,000	Ferrexpo UK Ltd.
		7.88%, 04/07/16 144A	94,165
GBP	350,000	Gala Group Finance Plc
		8.88%, 06/01/14 (c) Reg S	572,934
	350,000	GKN Holdings Plc
		5.38%, 09/19/22 Reg S	545,952
	1,355,000	HBOS Capital Funding LP
		6.46%, 11/30/18 (c)	1,987,484
		HBOS Plc
USD	700,000	6.75%, 05/21/18 Reg S	759,995
	125,000	6.75%, 05/21/18 144A	135,713
GBP	100,000	Heathrow Finance Plc
		7.13%, 03/01/17 Reg S	163,048
		Ineos Finance Plc
USD	600,000	7.50%, 05/01/15 (c) 144A	648,000
	200,000	8.38%, 02/15/15 (c) 144A	220,250
GBP	100,000	Investec Bank Plc
		9.63%, 02/17/22 Reg S	166,715
		Jaguar Land Rover Plc
	200,000	8.13%, 05/15/14 (c) Reg S	330,499
	1,000,000	8.25%, 03/15/16 (c) Reg S	1,682,815
EUR	400,000	Kerling Plc
		10.63%, 02/01/14 (c) † Reg S	566,461
		Lloyds TSB Bank Plc
GBP	300,000	10.75%, 12/16/16 (c) Reg S	545,209
USD	1,250,000	12.00%, 12/16/24 (c) 144A	1,690,625
GBP	300,000	Matalan Finance Plc
		8.88%, 09/05/13 (c) Reg S	466,185
	260,000	National Westminster Bank Plc
		7.88%, 09/09/15	425,946
USD	400,000	Nord Anglia Education (UK) Holdings Plc
		10.25%, 04/01/15 (c) Reg S	444,000
EUR	500,000	Old Mutual Plc
		5.00%, 11/04/15 (c)	644,363
USD	300,000	Oschadbank
		8.88%, 03/20/18 Reg S	266,250
EUR	1,000,000	OTE Plc
		4.63%, 05/20/16	1,293,193
	300,000	ProSecure Funding LP
		4.67%, 06/30/16	409,389
	450,000	Rexam Plc
		6.75%, 06/29/17 (c) Reg S	627,409
		Royal Bank of Scotland Group Plc
	800,000	4.63%, 09/22/16 (c)	942,641
USD	700,000	5.05%, 01/08/15	716,565
	1,200,000	7.64%, 09/29/17 (c)	1,095,000
EUR	350,000	Thomas Cook Group Plc
		6.75%, 06/22/15	490,309
USD	450,000	Ukreximbank
		8.38%, 04/27/15 Reg S	437,063
	1,530,000	Vedanta Resources Plc
		8.75%, 01/15/14 Reg S	1,572,075
		Virgin Media Finance Plc
	800,000	4.88%, 02/15/22	742,000
	400,000	5.25%, 02/15/22	383,000
	750,000	Virgin Media Secured Finance Plc
		6.50%, 01/15/14 (c)	785,625
GBP	100,000	Voyage Care Bondco Plc
		6.50%, 02/01/15 (c) Reg S	153,879
USD	400,000	West China Cement Ltd.
		7.50%, 01/25/14 (c) † Reg S	391,000
GBP	250,000	William Hill Plc
		4.25%, 06/05/20 Reg S	371,432
USD	400,000	Zhaikmunai International B.V.
		7.13%, 11/13/16 (c) 144A	421,000
			32,444,830
United States: 3.5%
USD	785,000	Calfrac Holdings LP
		7.50%, 12/01/15 (c) 144A	796,775
		CEDC Finance Corporation International, Inc.
	128,594	8.00%, 09/06/13 (c)	114,449
	55,358	10.00%, 09/06/13 (c)	45,670
		Cemex Finance LLC
	100,000	9.50%, 12/14/13 (c) Reg S	107,000
	1,000,000	9.50%, 12/14/13 (c) 144A	1,070,000
	1,200,000	Fresenius Medical Care US Finance II, Inc.
		5.88%, 01/31/22 144A	1,272,000
	550,000	Fresenius Medical Care US Finance, Inc.
		5.75%, 02/15/21 144A	583,000
	590,000	Grifols, Inc.
		8.25%, 02/01/14 (c)	640,888
		JBS USA LLC / JBS USA Finance, Inc.
	650,000	7.25%, 06/01/15 (c) Reg S	669,500
	660,000	7.25%, 06/01/15 (c) 144A	679,800
GBP	400,000	Lynx I Corp.
		6.00%, 04/15/17 (c) 144A	624,964
	200,000	Lynx II Corp.
		7.00%, 04/15/18 (c) 144A	313,140
USD	785,000	Nielsen Finance LLC / Nielsen Finance Co.
		7.75%, 10/15/14 (c)	857,612
	950,000	RBS Capital Trust II
		6.43%, 01/03/34 (c)	774,250
	900,000	Valeant Pharmaceuticals
		6.88%, 12/01/14 (c) 144A	951,750
			9,500,798
Venezuela: 2.8%
USD	870,000	C.A. La Electricidad De Caracas
		8.50%, 04/10/18	722,100
		Petroleos de Venezuela S.A.
	250,000	4.90%, 10/28/14	235,875
	2,575,000	5.38%, 04/12/27 Reg S	1,512,812
	650,000	5.50%, 04/12/37 Reg S	373,750
	600,000	8.50%, 11/02/17 Reg S	553,500
	1,300,000	8.50%, 11/02/17 144A	1,199,250
	300,000	9.00%, 11/17/21 † Reg S	250,500
	500,000	9.00%, 11/17/21 144A	417,500
	1,300,000	12.75%, 02/17/22 144A	1,296,750
	1,050,000	12.75%, 02/17/22 Reg S	1,047,375
			7,609,412
Total Corporate Bonds (Cost: $263,053,856)			262,974,374
GOVERNMENT OBLIGATIONS: 0.2% (Cost: $436,500)
Turkey: 0.2%
USD	400,000	Export Credit Bank of Turkey
		5.88%, 04/24/19 Reg S	409,000

Number of Shares
MONEY MARKET FUND: 0.0% (Cost: $105,901)
	105,901	Dreyfus Government Cash Management Fund	105,901

Total Investments Before Collateral for Securities Loaned: 97.5% (Cost: $263,596,257)			263,489,275
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 13.7% (Cost: $37,097,386)
	37,097,386	Bank of New York Overnight Government Fund	37,097,386
Total Investments: 111.2% (Cost: $300,693,643)			300,586,661
Liabilities in excess of other assets: (11.2)%			(30,385,922)
NET ASSETS: 100.0%			$270,200,739

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $35,649,909.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $11,943 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $70,712,614, or 26.2% of net assets.
*	Non-income producing
♦	Security in default

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	12.9%	$34,088,634
Communications	14.1	37,097,501
Consumer, Cyclical	10.9	28,721,902
Consumer, Non-cyclical	5.8	15,350,133
Diversified	2.7	7,051,859
Energy	7.5	19,779,483
Financial	28.1	74,077,534
Government	0.2	409,000
Industrial	13.2	34,733,366
Technology	0.7	1,798,375
Utilities	3.9	10,275,587
Money Market Fund	0.0	105,901
	100.0%	$263,489,275

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$262,974,374	$—	$262,974,374
Government Obligations*	—	409,000	—	409,000
Money Market Fund	37,203,287	—	—	37,203,287
Total	$37,203,287	$263,383,374	$—	$300,586,661

*	See Schedule of Investments for security type and geographic sector breakouts.

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 98.9%
Australia: 4.8%
	Australia & New Zealand Banking Group Ltd.
$550,000	0.47%, 05/07/15 Reg S	$550,049
100,000	1.01%, 01/10/14 144A	100,328
300,000	Australia Commonwealth Bank
	1.00%, 03/17/14 144A	301,315
100,000	BHP Billiton Finance USA Ltd.
	0.54%, 02/18/14	100,144
75,000	Commonwealth Bank of Australia
	0.54%, 01/29/15 144A	75,143
	National Australia Bank Ltd.
250,000	0.57%, 01/22/15 144A	250,511
200,000	0.99%, 04/11/14 Reg S	200,999
300,000	0.99%, 04/11/14 144A	301,498
	Westpac Banking Corp.
200,000	1.07%, 07/17/15 144A	202,300
300,000	1.01%, 03/31/14 144A	301,377
		2,383,664
Brazil: 0.4%
200,000	Banco Bradesco S.A.
	2.37%, 05/16/14 144A	201,713
Canada: 8.0%
250,000	Bank of Montreal
	0.73%, 04/29/14	250,890
	Bank of Nova Scotia
150,000	1.31%, 01/12/15	151,750
100,000	0.67%, 03/15/16	100,015
	Bank of Nova Scotia/Houston
350,000	0.47%, 10/18/13	350,369
600,000	0.72%, 09/11/15	601,633
	Royal Bank of Canada
245,000	0.57%, 04/17/14	245,589
635,000	0.64%, 03/08/16	636,233
700,000	0.97%, 10/30/14	705,481
650,000	The Toronto-Dominion Bank
	0.45%, 05/01/15	650,395
300,000	Total Capital Canada Ltd.
	0.65%, 01/15/16	302,174
		3,994,529
Denmark: 0.6%
300,000	Danske Bank A/S
	1.32%, 04/14/14 144A	301,364
France: 2.2%
300,000	BNP Paribas S.A.
	3.02%, 12/20/14	309,665
375,000	BPCE S.A.
	1.52%, 04/25/16	378,070
200,000	Credit Agricole Home Loan SFH
	1.02%, 07/21/14 144A	200,857
200,000	Societe Generale S.A.
	1.32%, 04/11/14 144A	200,883
		1,089,475
Japan: 0.6%
300,000	The Bank of Tokyo-Mitsubishi UFJ Ltd.
	0.72%, 02/26/16 144A	300,649

Netherlands: 5.3%
750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	0.75%, 03/18/16	753,424
	ING Bank N.V.
200,000	1.22%, 03/07/16 144A	200,589
850,000	1.91%, 09/25/15 144A	866,199
	Petrobras Global Finance B.V.
200,000	1.89%, 05/20/16	198,000
300,000	2.41%, 01/15/19	295,500
290,000	Volkswagen International Finance N.V.
	1.02%, 03/21/14 144A	291,320
		2,605,032
Norway: 0.4%
200,000	Statoil ASA
	0.57%, 05/15/18	200,614
Sweden: 3.1%
	Nordea Bank A.B.
300,000	0.74%, 05/13/16 144A	300,536
350,000	1.17%, 01/14/14 144A	351,518
900,000	Svenska Handelsbanken A.B.
	0.72%, 03/21/16	902,948
		1,555,002
Switzerland: 2.0%
1,000,000	Credit Suisse
	1.23%, 01/14/14	1,003,971
United Kingdom: 1.2%
100,000	HSBC Bank Plc
	0.93%, 08/12/13 144A	100,021
100,000	Lloyds TSB Bank Plc
	2.61%, 01/24/14	100,998
400,000	Vodafone Group Plc
	0.66%, 02/19/16	400,105
		601,124
United States: 70.3%
150,000	AbbVie, Inc.
	1.03%, 11/06/15 144A	151,460
100,000	American Express Centurion Bank
	0.73%, 11/13/15	100,080
400,000	American Express Co.
	0.86%, 05/22/18	400,114
	American Express Credit Corp.
200,000	0.77%, 07/29/16	200,263
200,000	1.37%, 06/12/15	202,970
765,000	American Honda Finance Corp.
	0.65%, 05/26/16 144A	765,215
	Apple, Inc.
500,000	0.32%, 05/03/16	500,341
250,000	0.45%, 05/03/16	248,165
700,000	0.52%, 05/03/18	700,164
600,000	AT&T. Inc.
	0.66%, 02/12/16	602,105
	Bank of America Corp.
500,000	0.53%, 10/14/16	489,740
720,000	1.09%, 03/22/16	719,920
1,250,000	1.34%, 03/22/18	1,248,622
500,000	Bank of America N.A.
	0.55%, 06/15/16	486,384
150,000	Berkshire Hathaway, Inc.
	0.98%, 08/15/14	150,977
200,000	Caterpillar Financial Services Corp.
	0.42%, 08/27/14	200,200
	Citigroup, Inc.
700,000	0.54%, 06/09/16	679,512
300,000	0.55%, 11/05/14	299,310
2,101,000	1.98%, 05/15/18	2,176,529
500,000	Coca-Cola Enterprises, Inc.
	0.57%, 02/18/14	500,530
	Daimler Finance North America LLC
200,000	0.95%, 08/01/16 144A	200,324
150,000	0.87%, 01/09/15 144A	150,547
	General Electric Capital Corp.
225,000	0.45%, 02/15/17	222,157
600,000	0.47%, 01/08/16	597,357
300,000	0.48%, 05/11/16	297,510
200,000	0.53%, 09/15/14	200,435
300,000	0.65%, 01/09/15	300,814
482,000	0.65%, 05/05/26	443,879
225,000	0.87%, 01/08/16	225,801
197,000	1.27%, 03/15/23	198,343
	Goldman Sachs Group, Inc.
325,000	0.34%, 01/12/15	323,989
900,000	0.72%, 03/22/16	890,355
350,000	0.88%, 09/29/14	350,310
100,000	1.27%, 02/07/14	100,317
500,000	Hewlett-Packard Co.
	1.82%, 09/19/14	504,714
	HSBC Finance Corp.
325,000	0.52%, 01/15/14	324,971
522,000	0.70%, 06/01/16	517,872
250,000	International Business Machines Corp.
	0.25%, 02/04/15	249,982
	John Deere Capital Corp.
100,000	0.67%, 10/04/13	100,095
200,000	0.77%, 01/12/15	199,989
	JPMorgan Chase & Co.
200,000	0.71%, 04/23/15	199,819
635,000	0.89%, 02/26/16	635,732
200,000	0.93%, 10/15/15	200,609
150,000	1.02%, 05/02/14	150,727
200,000	1.06%, 01/24/14	200,755
2,250,000	1.17%, 01/25/18	2,256,547
1,050,000	JPMorgan Chase Bank N.A.
	0.60%, 06/13/16	1,032,793
	Merck & Co., Inc.
250,000	0.46%, 05/18/16	250,579
500,000	0.63%, 05/18/18	501,298
250,000	MetLife Institutional Funding II
	1.17%, 04/04/14 144A	251,525
	Morgan Stanley
650,000	0.72%, 10/18/16	634,093
300,000	0.75%, 10/15/15	296,799
300,000	1.52%, 02/25/16	301,849
700,000	1.55%, 04/25/18	696,058
200,000	1.86%, 01/24/14	201,048
250,000	National City Bank/Cleveland OH
	0.64%, 06/07/17	244,809
	NBCUniversal Enterprise, Inc.
200,000	0.81%, 04/15/16 144A	200,602
730,000	0.95%, 04/15/18 144A	737,087
150,000	New York Life Global Funding
	0.31%, 09/19/14 144A	150,037
415,000	PepsiCo., Inc.
	0.48%, 02/26/16	415,477
250,000	PNC Bank N.A.
	0.58%, 04/29/15 (c)	249,975
200,000	Target Corp.
	0.44%, 07/18/14	200,395
100,000	The Bank of New York Mellon Corp.
	1.12%, 11/24/14	100,888
900,000	The Bear Stearns Cos, LLC
	0.66%, 11/21/16	887,728
150,000	The Coca-Cola Co.
	0.22%, 03/14/14	150,048
1,500,000	The Goldman Sachs Group, Inc.
	1.46%, 04/30/18	1,501,752
200,000	The Walt Disney Co.
	0.27%, 02/11/15	199,926
	Toyota Motor Credit Corp.
150,000	0.32%, 09/09/13	150,030
150,000	0.42%, 03/10/15	150,062
350,000	0.56%, 05/17/16	350,146
250,000	Verizon Communications, Inc.
	0.89%, 03/28/14	250,767
	Wachovia Corp.
1,350,000	0.54%, 06/15/17	1,334,395
1,020,000	0.64%, 10/15/16	1,007,112
	Wells Fargo & Co.
600,000	0.46%, 10/28/15	598,393
750,000	0.89%, 04/23/18	750,889
300,000	Wells Fargo Bank N.A.
	0.54%, 07/20/15	300,091
		34,963,202
Total Floating Rate Notes (Cost: $49,159,367)		49,200,339

Number of Shares
MONEY MARKET FUND: 0.5% (Cost: $255,586)
255,586	Dreyfus Government Cash Management Fund	255,586
Total Investments: 99.4% (Cost: $49,414,953)		49,455,925
Other assets less liabilities: 0.6%		315,842
NET ASSETS: 100.0%		$49,771,767

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $7,454,918, or 15.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	0.2%	$100,144
Communications	4.8	2,390,592
Consumer, Cyclical	1.7	842,586
Consumer, Non-cyclical	4.0	1,969,392
Energy	2.0	996,288
Financial	82.3	40,697,971
Money Market Fund	0.5	255,586
Technology	4.5	2,203,366
	100.0%	$49,455,925

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$49,200,339	$—	$49,200,339
Money Market Fund	255,586	—	—	255,586
Total	$255,586	$49,200,339	$—	$49,455,925

*	See Schedule of Investments for security type and geographic sector breakouts.

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal
Amount			Value
CORPORATE BONDS: 39.6%
Austria: 0.4%
USD	50,000	ESAL GmbH
		6.25%, 02/05/18 (c) Reg S	$46,125
Bermuda: 0.9%
USD	100,000	Digicel Group Ltd.
		10.50%, 04/15/14 (c) 144A	109,000
Brazil: 10.4%
USD	138,000	Banco BMG S.A.
		9.95%, 11/05/19 Reg S	128,519
	200,000	Banco Bradesco S.A.
		5.90%, 01/16/21 144A	204,500
	200,000	Banco do Brasil S.A.
		5.88%, 01/26/22 Reg S	193,000
	142,000	Banco Santander Brasil S.A.
		4.50%, 04/06/15 144A	146,615
	100,000	Banco Votorantim S.A.
		7.38%, 01/21/20 Reg S	108,000
	50,000	Centrais Eletricas Brasileiras S.A.
		6.88%, 07/30/19 Reg S	53,500
	100,000	Itau Unibanco Holding S.A.
		6.20%, 04/15/20 144A	104,000
	100,000	Telemar Norte Leste S.A.
		5.50%, 10/23/20 Reg S	94,500
EUR	150,000	Vale S.A.
		4.38%, 03/24/18	218,211
			1,250,845
Cayman Islands: 6.7%
USD	100,000	Braskem Finance Ltd.
		7.00%, 05/07/20 Reg S	107,000
	150,000	Fibria Overseas Finance Ltd.
		6.75%, 03/03/16 (c) Reg S	165,000
		Petrobras International Finance Co.
	200,000	3.50%, 02/06/17	202,135
EUR	100,000	4.88%, 03/07/18	143,105
USD	200,000	6.75%, 01/27/41	193,874
			811,114
Chile: 3.5%
USD	125,000	Banco Santander Chile
		3.75%, 09/22/15 Reg S	130,140
	155,000	Celulosa Arauco y Constitucion S.A.
		4.75%, 10/11/21 (c)	152,991
	117,000	Corp. Nacional del Cobre de Chile
		7.50%, 01/15/19 144A	142,399
			425,530
Colombia: 1.7%
USD	100,000	Bancolombia S.A.
		5.13%, 09/11/22	93,500
	100,000	Transportadora de Gas Internacional S.A. E.S.P.
		5.70%, 03/20/17 (c) Reg S	105,750
			199,250
Mexico: 9.7%
		America Movil S.A.B. de C.V.
EUR	200,000	4.13%, 10/25/19	295,921
USD	25,000	5.00%, 03/30/20	27,158
		Axtel S.A.B. de C.V.
MXN	247,900	7.00%, 01/31/16 (c) # Reg S	34,790
USD	117,000	7.00%, 01/31/16 (c) Reg S	109,395
	35,000	Banco Mercantil del Norte S.A.
		4.38%, 07/19/15 Reg S	36,531
	135,000	Cemex S.A.B. de C.V.
		9.00%, 01/11/15 (c) 144A	147,488
	100,000	Desarrolladora Homex S.A.B. de C.V.
		09/06/13 (c)	28,500
	100,000	Grupo Televisa S.A.B.
		6.63%, 03/18/25	116,202
	345,000	Petróleos Mexicanos
		5.50%, 01/21/21	373,462
			1,169,447
Peru: 0.9%
USD	105,000	Banco de Credito del Peru
		5.38%, 09/16/20 Reg S	109,200
Spain: 1.3%
USD	140,000	Cemex Espana Luxembourg
		9.25%, 05/12/15 (c) Reg S	153,650
United States: 2.2%
USD	145,000	Pemex Project Funding Master Trust
		6.63%, 06/15/38	155,513
	100,000	Southern Copper Corp.
		7.50%, 07/27/35	105,588
			261,101
Venezuela: 1.9%
		Petróleos de Venezuela S.A.
USD	129,000	5.38%, 04/12/27 Reg S	75,788
	100,000	5.50%, 04/12/37 Reg S	57,500
	100,000	8.50%, 11/02/17 Reg S	92,250
			225,538
Total Corporate Bonds (Cost: $5,036,238)			4,760,800
GOVERNMENT OBLIGATIONS: 55.2%
Argentina: 3.1%
USD	380,782	Argentine Republic Government International Bonds
		8.28%, 12/31/33	232,277
	160,000	City of Buenos Aires, Argentina
		9.95%, 03/01/17 Reg S	144,400
			376,677
Brazil: 15.5%
USD	250,000	Banco Nacional de Desenvolvimento Economico e Social
		6.50%, 06/10/19 Reg S	276,250
		Brazil Notas do Tesouro Nacional, Series F
BRL	55,000	10.00%, 01/01/15	24,240
	996,000	10.00%, 01/01/17	429,691
	90,000	10.00%, 01/01/18	38,508
	245,000	10.00%, 01/01/21	103,252
	425,000	10.00%, 01/01/23	177,612
		Brazilian Government International Bonds
USD	425,000	4.88%, 01/22/21	452,837
	275,000	6.00%, 01/17/17	310,475
	40,000	7.13%, 01/20/37	47,140
			1,860,005
Chile: 2.3%
		Chilean Government International Bonds
USD	100,000	3.88%, 08/05/20	104,050
CLP	90,000,000	5.50%, 08/05/20	179,089
			283,139
Colombia: 9.6%
		Colombian Government International Bonds
USD	200,000	7.38%, 03/18/19	243,000
COP	1,011,000,000	7.75%, 04/14/21	626,262
	463,000,000	12.00%, 10/22/15	280,586
			1,149,848
Dominican Republic: 0.8%
USD	89,000	Dominican Republic International Bond
		7.50%, 05/06/21 Reg S	96,565
Jamaica: 0.8%
USD	100,000	Jamaica Government International Bond
		8.00%, 06/24/19	99,000
Mexico: 17.6%
		Mexican Government International Bonds
EUR	100,000	2.75%, 04/22/23 (c)	130,624
USD	120,000	5.63%, 01/15/17	134,400
MXN	3,083,000	6.00%, 06/18/15	249,751
USD	100,000	6.05%, 01/11/40	111,500
MXN	4,343,000	6.50%, 06/10/21	355,441
	957,500	7.50%, 06/03/27	82,563
	710,000	7.75%, 12/14/17	61,713
	6,120,000	8.00%, 06/11/20	546,191
	1,828,300	8.00%, 12/17/15	155,076
	3,267,000	8.00%, 12/07/23	294,615
			2,121,874
Panama: 1.2%
		Panamanian Government International Bonds
USD	50,000	5.20%, 01/30/20	55,625
	68,000	7.13%, 01/29/26	84,490
			140,115
Peru: 1.0%
USD	105,000	Peruvian Government Bonds
		8.38%, 05/03/16	122,483
Venezuela: 3.3%
		Venezuelan Government International Bonds
USD	170,000	5.75%, 02/26/16 Reg S	154,700
	125,000	7.00%, 12/01/18 Reg S	105,938
	170,000	9.25%, 05/07/28 Reg S	138,550
			399,188
Total Government Obligations (Cost: $7,254,391)			6,648,894
Total Investments: 94.8% (Cost: $12,290,629)			11,409,694
Other assets less liabilities: 5.2%			620,593
NET ASSETS: 100.0%			$12,030,287

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $34,790 which represents 0.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $854,002, or 7.1% of net assets.

Summary of Investments	% of
by Sector (unaudited)	Investments	Value
Basic Materials	7.8%	$891,189
Communications	6.9	786,966
Consumer, Non-cyclical	0.4	46,125
Energy	12.2	1,399,377
Financial	11.0	1,254,005
Government	58.3	6,648,894
Industrial	2.9	329,638
Utilities	0.5	53,500
	100.0%	$11,409,694

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,760,800	$—	$4,760,800
Government Obligations*	—	6,648,894	—	6,648,894
Total	$—	$11,409,694	$—	$11,409,694

*	See Schedule of Investments for security type and geographic sector breakouts.

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Number
of Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 100.1%
United States: 100.1%
722,849	American Capital Agency Corp.	$16,285,788
173,931	American Capital Mortgage Investment Corp.	3,405,569
1,727,127	Annaly Capital Management, Inc.	20,587,354
427,277	Anworth Mortgage Asset Corp.	2,076,566
108,772	Apollo Commercial Real Estate Finance, Inc.	1,743,615
1,103,459	ARMOUR Residential REIT, Inc. †	4,921,427
281,861	Capstead Mortgage Corp.	3,331,597
2,282,220	Chimera Investment Corp.	6,801,016
190,532	Colony Financial, Inc.	3,863,989
515,010	CYS Investments, Inc.	4,274,583
162,040	Dynex Capital, Inc.	1,557,204
244,336	Hatteras Financial Corp.	4,908,710
342,330	Invesco Mortgage Capital, Inc.	5,624,482
250,861	iStar Financial, Inc. *	2,849,781
807,386	MFA Financial, Inc.	6,442,940
746,291	New Residential Investment Corp.	4,947,909
850,378	Newcastle Investment Corp.	4,932,192
584,780	NorthStar Realty Finance Corp.	5,730,844
173,998	PennyMac Mortgage Investment Trust	3,841,876
206,355	RAIT Financial Trust	1,560,044
242,234	Redwood Trust, Inc. †	4,103,444
374,526	Resource Capital Corp.	2,486,853
302,997	Starwood Property Trust, Inc.	7,696,124
665,960	Two Harbors Investment Corp.	6,679,579
86,983	Winthrop Realty Trust	1,110,773
Total Real Estate Investment Trusts (Cost: $151,652,880)		131,764,259
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.5% (Cost: $4,633,493)
4,633,493	Bank of New York Overnight Government Fund	4,633,493
Total Investments: 103.6% (Cost: $156,286,373)		136,397,752
Liabilities in excess of other assets: (3.6)%		(4,731,211)
NET ASSETS: 100.0%		$131,666,541

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,486,345.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	100.0%	$131,764,259
	100.0%	$131,764,259

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Real Estate Investment Trusts	$131,764,259	$—	$—	$131,764,259
Money Market Fund	4,633,493	—	—	4,633,493
Total	$136,397,752	$—	$—	$136,397,752

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal
Amount		Value
PREFERRED SECURITIES: 99.9%
Basic Materials: 6.8%
$62,745	AngloGold Ashanti Holdings Finance Plc
	6.00%, 09/15/13	$1,002,038
357,820	ArcelorMittal
	6.00%, 01/15/16	7,503,485
116,291	Cliffs Natural Resources, Inc.
	7.00%, 02/01/16 †	2,197,900
		10,703,423
Communications: 9.7%
45,721	Comcast Corp.
	5.00%, 12/15/17 (c) †	1,103,705
	Qwest Corp.
119,273	6.13%, 06/01/18 (c)	2,688,413
83,491	7.00%, 04/01/17 (c)	2,101,468
63,612	7.00%, 07/01/17 (c)	1,604,931
105,159	7.38%, 06/01/16 (c)	2,665,781
91,443	7.50%, 09/15/16 (c)	2,344,599
47,709	Telephone & Data Systems, Inc.
	7.00%, 03/15/16 (c)	1,231,369
54,389	United States Cellular Corp.
	6.95%, 05/15/16 (c)	1,386,920
		15,127,186
Consumer, Cyclical: 14.1%
397,577	General Motors Co.
	4.75%, 12/01/13	19,854,995
39,758	The Goodyear Tire & Rubber Co.
	5.88%, 04/01/14	2,209,352
		22,064,347
Consumer, Non-cyclical: 0.4%
43,091	National Healthcare Corp.
	0.80%, 11/01/15 (c)	645,072
Energy: 1.1%
64,010	NuStar Logistics LP
	7.63%, 01/15/18 (c)	1,688,584
Government: 1.5%
	Tennessee Valley Authority
51,473	3.83%, 06/01/14 (p)	1,267,265
42,913	3.96%, 05/01/14 (p)	1,070,679
		2,337,944
Industrial: 6.4%
55,661	Seaspan Corp.
	9.50%, 01/30/16 (c)	1,498,394
119,273	Stanley Black & Decker, Inc.
	5.75%, 07/25/17 (c)	2,895,948
87,467	United Technologies Corp.
	7.50%, 08/01/15	5,609,259
		10,003,601
Real Estate Investment Trusts: 32.0%
	Annaly Capital Management, Inc.
73,154	7.50%, 09/13/17 (c)	1,770,327
47,709	7.63%, 05/16/17 (c)	1,183,660
72,160	CBL & Associates Properties, Inc.
	7.38%, 09/09/13 (c)	1,810,494
40,076	Colony Financial, Inc.
	8.50%, 03/20/17 (c)	1,041,575
	CommonWealth REIT
60,352	6.50%, 12/31/49 ^	1,377,233
43,734	7.25%, 05/15/16 (c)	1,082,417
	Digital Realty Trust, Inc.
39,758	5.88%, 04/09/18 (c) †	858,773
45,721	7.00%, 09/15/16 (c)	1,143,025
51,208	FelCor Lodging Trust, Inc.
	1.95%, 12/31/49 ^	1,243,330
39,758	General Growth Properties, Inc.
	6.38%, 02/13/18 (c)	912,049
45,721	Hatteras Financial Corp.
	7.63%, 08/27/17 (c)	1,095,932
	Health Care REIT, Inc.
45,721	6.50%, 03/07/17 (c)	1,156,741
57,152	6.50%, 12/31/49 ^	3,431,406
46,119	Hospitality Properties Trust
	7.13%, 01/15/17 (c)	1,176,957
63,612	Kimco Realty Corp.
	6.00%, 03/20/17 (c)	1,543,863
	National Retail Properties, Inc.
45,721	5.70%, 05/30/18 (c)	1,015,463
45,721	6.63%, 02/23/17 (c)	1,143,482
55,657	NorthStar Realty Finance Corp.
	8.25%, 09/09/13 (c)	1,388,642
55,661	PS Business Parks, Inc.
	6.00%, 05/14/17 (c)	1,289,665
	Public Storage
79,515	5.20%, 01/16/18 (c)	1,732,632
78,720	5.38%, 09/20/17 (c)	1,747,584
45,721	5.63%, 06/15/17 (c)	1,054,783
73,552	5.75%, 03/13/17 (c)	1,732,150
73,154	5.90%, 01/12/17 (c)	1,773,253
77,528	6.35%, 07/26/16 (c)	1,954,481
59,637	6.50%, 04/14/16 (c)	1,508,816
65,004	Realty Income Corp.
	6.63%, 02/15/17 (c)	1,658,902
39,758	Regency Centers Corp.
	6.63%, 02/16/17 (c)	994,348
55,661	Senior Housing Properties Trust
	5.63%, 08/01/17 (c) †	1,212,853
41,149	Ventas Realty LP
	5.45%, 03/07/18 (c)	926,675
73,154	Vornado Realty LP
	7.88%, 10/01/14 (c)	1,942,970
	Vornado Realty Trust
47,709	5.40%, 01/25/18 (c)	1,018,587
47,709	5.70%, 07/18/17 (c)	1,093,490
42,938	6.63%, 09/09/13 (c)	1,085,473
54,866	Weyerhaeuser Co.
	6.38%, 07/01/16	2,879,916
		49,981,947
Reinsurance: 5.0%
43,734	Aspen Insurance Holdings Ltd.
	5.95%, 07/01/23 (c)	1,123,964
63,612	Axis Capital Holdings Ltd.
	6.88%, 04/15/17 (c)	1,652,640
	PartnerRe Ltd.
39,758	5.88%, 03/01/18 (c)	904,495
59,438	7.25%, 06/01/16 (c) †	1,576,890
63,612	Reinsurance Group of America, Inc.
	6.20%, 09/15/22 (c)	1,625,287
43,734	RenaissanceRe Holdings Ltd.
	5.38%, 06/01/18 (c) †	970,457
		7,853,733
Technology: 1.1%
67,588	Pitney Bowes, Inc.
	6.70%, 03/07/18 (c)	1,701,866
Utilities: 21.8%
41,149	AES Trust III
	6.75%, 09/09/13 (c)	2,075,967
39,758	BGE Capital Trust II
	6.20%, 09/09/13 (c)	999,516
	Dominion Resources, Inc. (Virginia)
43,734	6.00%, 07/01/16	2,267,608
43,734	6.13%, 04/01/16	2,268,045
108,936	8.38%, 06/15/14 (c)	2,877,000
44,529	DTE Energy Co.
	6.50%, 12/01/16 (c)	1,148,403
79,515	Duke Energy Corp.
	5.13%, 01/15/18 (c) †	1,834,411
47,709	FPL Group Capital Trust I
	5.88%, 09/09/13 (c)	1,198,450
	NextEra Energy Capital Holdings, Inc.
71,564	5.00%, 01/15/18 (c)	1,487,100
79,515	5.13%, 11/15/17 (c)	1,709,573
55,661	5.63%, 06/15/17 (c)	1,290,779
63,612	5.70%, 03/01/17 (c)	1,492,338
51,685	5.89%, 09/01/15	3,004,449
59,637	8.75%, 03/01/14 (c)	1,573,224
71,564	PPL Capital Funding, Inc.
	5.90%, 04/30/18 (c)	1,645,256
77,726	PPL Corp.
	8.75%, 05/01/14	4,234,513
75,540	SCE Trust I
	5.63%, 06/15/17 (c)	1,721,557
63,612	SCE Trust II
	5.10%, 03/15/18 (c)	1,350,483
		34,178,672
Total Preferred Securities (Cost: $162,043,006)		156,286,375

Number
of Shares
MONEY MARKET FUNDS: 0.0% (Cost: $338)
338	Dreyfus Government Cash Management Fund	338
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $162,043,344)		156,286,713
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.2% (Cost: $5,048,479)
5,048,479	Bank of New York Overnight Government Fund	5,048,479
Total Investments: 103.1% (Cost: $167,091,824)		161,335,192
Liabilities in excess of other assets: (3.1)%		(4,920,911)
NET ASSETS: 100.0%		$156,414,281

^	Security is convertible through date shown.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $4,901,557.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Material	6.8%	$10,703,423
Communications	9.7	15,127,186
Consumer, Cyclical	14.1	22,064,347
Consumer, Non-cyclical	0.4	645,072
Energy	1.1	1,688,584
Government	1.5	2,337,944
Industrial	6.4	10,003,601
Real Estate Investment Trusts	32.0	49,981,947
Reinsurance	5.0	7,853,733
Technology	1.1	1,701,866
Utilities	21.9	34,178,672
Money Market Fund	0.0	338
	100.0%	$156,286,713

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Preferred Securities*	$156,286,375	$—	$—	$156,286,375
Money Market Funds	5,048,817	—	—	5,048,817
Total	$161,335,192	$—	$—	$161,335,192

*	See Schedule of Investments for security type and industry sector breakouts.

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 84.3%
British Virgin Islands: 6.1%
CNY	1,000,000	Right Century Ltd.
		1.85%, 06/03/14	$160,237
	1,000,000	Sinochem Offshore Capital Co. Ltd.
		1.80%, 01/18/14	161,702
			321,939
China / Hong Kong: 42.8%
	1,000,000	Agricultural Development Bank of China
		2.98%, 06/22/14 Reg S	162,648
	1,000,000	Bank of China Ltd.
		2.90%, 09/30/13	162,901
	1,670,000	China Development Bank Corp.
		2.70%, 11/11/13 Reg S	272,054
	1,750,000	China Power International Development Ltd.
		3.20%, 12/23/15	278,237
	500,000	China Resources Power Holdings Co. Ltd.
		2.90%, 11/12/13 Reg S	81,319
	2,000,000	Export-Import Bank of China
		2.70%, 04/07/14 Reg S	325,118
	1,000,000	Hai Chao Trading Co. Ltd.
		2.00%, 08/04/14 Reg S	160,736
	3,000,000	HKCG Finance Ltd.
		1.40%, 04/11/16	465,354
	1,000,000	Industrial & Commercial Bank of China Asia Ltd.
		6.00%, 11/05/16 (c) Reg S	169,704
	1,000,000	Shanghai Baosteel Group Corp.
		3.50%, 12/01/14 Reg S	163,047
			2,241,118
Germany: 12.3%
	3,000,000	BSH Bosch und Siemens Hausgeraete GmbH
		2.38%, 09/29/14 Reg S	485,007
	1,000,000	KfW Group
		2.00%, 05/21/14 Reg S	162,106
			647,113
Luxembourg: 3.1%
	1,000,000	VTB Bank OJSC
		2.95%, 12/23/13 Reg S	162,536
Malaysia: 3.1%
	1,000,000	Axiata SPV2 Bhd
		3.75%, 09/18/14 Reg S	163,363
Netherlands: 6.0%
	2,000,000	Volkswagen International Finance NV
		2.15%, 05/23/16	315,965
Singapore: 3.1%
	1,000,000	Global Logistic Properties Ltd.
		3.38%, 05/11/16 Reg S	162,412
United Kingdom: 3.1%
	1,000,000	HSBC Bank Plc
		2.88%, 04/30/15 Reg S	162,912
United States: 4.7%
	1,000,000	Caterpillar Financial Services Corp.
		2.90%, 03/16/14 Reg S	162,953
	500,000	McDonald’s Corp.
		3.00%, 09/16/13	81,429
			244,382
Total Corporate Bonds (Cost: $4,305,961)			4,421,740
GOVERNMENT OBLIGATIONS: 15.2%
China / Hong Kong: 15.2%
		China Government Bonds
	1,000,000	1.80%, 12/01/15	159,270
	1,000,000	2.36%, 08/18/21 Reg S	154,284
	500,000	2.48%, 12/01/20	78,744
	2,500,000	2.56%, 06/29/17 Reg S	402,822
			795,120
Total Investments: 99.5% (Cost: $5,098,049)			5,216,860
Other assets less liabilities: 0.5%			25,727
NET ASSETS: 100.0%			$5,242,587

CNY	Chinese Yuan

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Appliances	9.3%	$485,007
Auto - Cars / Light Trucks	6.1	315,965
Chemicals - Diversified	3.1	161,702
Commercial Banking Institution	12.6	658,053
Electric - Generation	6.9	359,556
Finance - Commercial	3.1	162,953
Food - Miscellaneous / Diversified	3.1	160,237
Gas-Distribution	8.9	465,354
Government	15.2	795,120
Real Estate Operation / Development	3.1	162,412
Retail - Restaurants	1.6	81,429
Rubber - Tires	3.1	160,736
Special Purpose Banks	17.7	921,926
Steel - Producers	3.1	163,047
Telecommunication Equipment	3.1	163,363
	100.0%	$5,216,860

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,421,740	$—	$4,421,740
Government Obligations*	—	795,120	—	795,120
Total	$—	$5,216,860	$—	$5,216,860

*	See Schedule of Investments for security type and geographic sector breakouts.

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2013 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 96.2%
Basic Materials: 1.1%
	Novelis, Inc.
$100,000	8.75%, 12/15/15 (c)	$110,750
Communications: 23.7%
	Cablevision Systems Corp.
200,000	8.63%, 09/15/17 Ω	231,500
	CCO Holdings LLC / CCO Holdings Capital Corp.
300,000	7.25%, 10/30/13 (c)	319,500
	CenturyLink, Inc.
100,000	5.80%, 03/15/22	100,250
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
100,000	6.38%, 09/15/15 (c) 144A	103,750
	Clear Channel Communications, Inc.
100,000	9.00%, 07/15/15 (c) 144A	100,250
	Clear Channel Worldwide Holdings, Inc.
100,000	6.50%, 11/15/17 (c) 144A	105,000
	Crown Castle International Corp.
100,000	5.25%, 01/15/23	96,750
	DISH DBS Corp.
300,000	7.13%, 02/01/16 Ω	330,000
	Frontier Communications Corp.
150,000	8.25%, 04/15/17	171,000
	Level 3 Financing, Inc.
100,000	8.13%, 07/01/15 (c)	109,250
	MetroPCS Wireless, Inc.
100,000	6.63%, 04/01/18 (c) 144A	102,375
	NII Capital Corp.
50,000	8.88%, 12/15/14 (c)	44,250
	Sprint Nextel Corp.
200,000	8.38%, 08/15/17	227,000
200,000	9.13%, 03/01/17 Ω	231,500
	Windstream Corp.
100,000	7.88%, 11/01/17	112,250
		2,384,625
Consumer, Cyclical: 11.3%
	Caesars Entertainment Operating Co., Inc.
100,000	10.00%, 12/15/13 (c)	54,000
200,000	11.25%, 09/23/13 (c)	208,375
	Chrysler Group LLC / CG Co-Issuer, Inc.
200,000	8.25%, 06/15/16 (c)	223,500
	HD Supply, Inc.
200,000	7.50%, 10/15/16 (c) 144A	212,500
	Ltd Brands, Inc.
100,000	6.63%, 04/01/21	110,500
	MGM Resorts International
200,000	6.63%, 07/15/15	216,500
	The Goodyear Tire & Rubber Co.
100,000	6.50%, 03/01/16 (c)	105,125
		1,130,500
Consumer, Non-cyclical: 17.8%
	Biomet, Inc.
100,000	6.50%, 08/01/15 (c) 144A	105,500
	CHS/Community Health Systems, Inc.
100,000	8.00%, 11/15/15 (c)	106,125
	DaVita HealthCare Partners, Inc.
100,000	6.63%, 11/01/14 (c)	107,250
	Fresenius Medical Care US Finance II, Inc.
100,000	5.63%, 07/31/19 144A	106,375
	Hawk Acquisition Sub, Inc.
100,000	4.25%, 04/15/15 (c) 144A	96,250
	HCA, Inc.
350,000	6.50%, 02/15/20	386,313
	Reynolds Group Issuer, Inc.
100,000	5.75%, 10/15/15 (c)	102,000
100,000	9.00%, 10/15/14 (c)	104,500
	Tenet Healthcare Corp.
200,000	4.75%, 06/01/20	193,000
	The Hertz Corp.
100,000	7.38%, 01/15/16 (c)	110,500
	United Rentals North America, Inc.
150,000	8.38%, 09/15/15 (c)	166,125
	Valeant Pharmaceuticals International
200,000	6.38%, 10/15/16 (c) 144A	207,500
		1,791,438
Energy: 14.8%
	Chesapeake Energy Corp.
200,000	9.50%, 02/15/15 Ω	222,500
	CONSOL Energy, Inc.
100,000	8.00%, 04/01/14 (c)	107,125
	El Paso Corp.
200,000	7.75%, 01/15/32	213,498
	Energy Transfer Equity LP
100,000	7.50%, 10/15/20	113,125
	EP Energy LLC / Everest Acquisition Finance, Inc.
100,000	6.88%, 05/01/15 (c)	107,500
	Linn Energy LLC / Linn Energy Finance Corp.
200,000	8.63%, 04/15/15 (c)	209,000
	Peabody Energy Corp.
100,000	6.00%, 11/15/18	102,750
	Plains Exploration & Production Co.
100,000	6.13%, 06/15/16 (c)	107,186
	Sabine Pass Liquefaction LLC
200,000	5.63%, 02/01/21 144A	197,750
	SandRidge Energy, Inc.
100,000	8.13%, 04/15/17 (c)	102,000
		1,482,434
Financial: 14.4%
	Ally Financial, Inc.
350,000	8.00%, 11/01/31	425,250
	CIT Group, Inc.
300,000	5.50%, 02/15/19 144A Ω	316,125
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
100,000	8.00%, 01/15/14 (c)	105,875
	International Lease Finance Corp.
300,000	8.75%, 03/15/17 Ω	345,750
	SLM Corp.
100,000	6.25%, 01/25/16	106,875
	Springleaf Finance Corp.
150,000	5.40%, 12/01/15	152,250
		1,452,125
Industrial: 3.8%
	Case New Holland, Inc.
100,000	7.88%, 12/01/17	117,750
	Sealed Air Corp.
100,000	8.38%, 09/15/16 (c) 144A	114,000
	TransDigm, Inc.
100,000	5.50%, 10/15/20 (c) 144A	98,250
50,000	7.75%, 12/15/14 (c)	53,563
		383,563
Technology: 3.8%
	First Data Corp.
300,000	12.63%, 01/15/16 (c)	330,375
	Freescale Semiconductor, Inc.
50,000	8.05%, 06/01/15 (c)	53,625
		384,000
Utilities: 5.5%
	AES Corp.
150,000	8.00%, 10/15/17	174,750
	Calpine Corp.
150,000	7.50%, 11/01/15 (c) 144A	161,250
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
100,000	10.00%, 12/01/15 (c)	108,750
	NRG Energy, Inc.
100,000	7.63%, 01/15/18	112,000
		556,750
Total Corporate Bonds (Cost: $9,823,406)		9,676,185

Number of Shares
MONEY MARKET FUND: 2.2% (Cost: $218,926)
218,926	Dreyfus Government Cash Management Fund	218,926
Total Investments: 98.4% (Cost: $10,042,332)		9,895,111
Other assets less liabilities: 1.6%		161,732
NET ASSETS: 100.0%		$10,056,843
SECURITIES SOLD SHORT: (98.8)%
GOVERNMENT OBLIGATIONS: (98.8)%
	United States Treasury Notes
$(2,534,446)	0.63%, 09/30/17	(2,484,251)
(2,537,029)	0.75%, 12/31/17	(2,487,775)
(2,544,981)	0.75%, 03/31/18	(2,482,848)
(2,482,581)	1.38%, 06/30/18	(2,483,259)
Total Government Obligations (Proceeds: $(10,088,239))		(9,938,133)
Total Securities Sold Short (Proceeds: $(10,088,239))		$(9,938,133)

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,107,313, or 40.8% of net assets.
Ω	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $11,617,640.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.1%	$110,750
Communications	24.1	2,384,625
Consumer, Cyclical	11.4	1,130,500
Consumer, Non-cyclical	18.1	1,791,438
Energy	15.0	1,482,434
Financial	14.7	1,452,125
Industrial	3.9	383,563
Technology	3.9	384,000
Utilities	5.6	556,750
Money Market Fund	2.2	218,926
	100.0%	$9,895,111

The summary of inputs used to value the Fund’s investments as of July 31, 2013 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$9,676,185	$—	$9,676,185
Money Market Fund	218,926	—	—	218,926
Total	$218,926	$9,676,185	$—	$9,895,111

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Government Obligations	$—	$(9,938,133)	$—	$(9,938,133)

*	See Schedule of Investments for security type and geographic sector breakouts.

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2013 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of July 31, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$20,151,087	$370,274	$(105,807)	$264,467
Emerging Markets High Yield	257,093,005	619,458	(12,683,421)	(12,063,963)
Emerging Markets Local Currency	1,235,017,885	5,693,784	(119,985,826)	(114,292,042)
Fallen Angel	10,436,783	606,421	(64,445)	541,976
International High Yield	306,592,197	8,054,074	(14,059,610)	(6,005,536)
Investment Grade	49,414,953	89,063	(48,091)	40,972
LatAm	12,669,095	58,196	(1,317,597)	(1,259,401)
Mortgage REIT	157,347,562	2,379,756	(23,329,566)	(20,949,810)
Preferred Securities	167,219,800	4,863,606	(10,748,214)	(5,884,608)
Renminbi	5,098,049	126,949	(8,138)	118,811
Treasury-Hedged	10,042,332	28,082	(175,303)	(147,221)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: September 25, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 25, 2013